UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Strategic Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

Schwab Strategic Trust
Schwab U.S. TIPS ETF™
Portfolio Holdings  as of September 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
99.8%	U.S. Government Securities	798,781,767	776,012,824
0.0%	Other Investment Company	83,079	83,079
99.8%	Total Investments	798,864,846	776,095,903
0.2%	Other Assets and Liabilities, Net		1,780,153
100.0%	Net Assets		777,876,056

Security Rate, Maturity Date	Face Amount ($)	Value ($)
U.S. Government Securities 99.8% of net assets
U.S. Treasury Obligations 99.8%
U.S. Treasury Inflation Protected Securities
2.38%, 01/15/17	13,979,741	14,359,850
0.13%, 04/15/17	37,257,835	37,124,079
2.63%, 07/15/17	11,984,708	12,559,614
1.63%, 01/15/18	12,656,290	13,107,233
0.13%, 04/15/18	41,422,755	41,403,286
1.38%, 07/15/18	12,482,695	12,989,742
2.13%, 01/15/19	11,612,572	12,378,305
0.13%, 04/15/19	41,031,291	40,915,993
1.88%, 07/15/19	13,194,685	14,103,930
1.38%, 01/15/20	16,002,490	16,805,175
0.13%, 04/15/20	27,923,340	27,766,411
1.25%, 07/15/20	24,591,334	25,828,524
1.13%, 01/15/21	28,128,476	29,275,555
0.63%, 07/15/21	29,858,298	30,315,429
0.13%, 01/15/22	32,957,264	32,179,802
0.13%, 07/15/22	33,992,811	33,196,020
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.13%, 01/15/23	34,150,708	32,982,071
0.38%, 07/15/23	33,873,621	33,339,095
0.63%, 01/15/24	33,794,665	33,678,411
0.13%, 07/15/24	33,209,179	31,735,355
0.25%, 01/15/25	33,292,112	31,934,459
2.38%, 01/15/25	21,859,041	25,178,774
0.38%, 07/15/25	22,708,739	22,141,021
2.00%, 01/15/26	15,922,443	17,875,490
2.38%, 01/15/27	12,810,519	15,008,292
1.75%, 01/15/28	12,779,318	14,157,057
3.63%, 04/15/28	10,799,477	14,336,306
2.50%, 01/15/29	12,375,107	14,865,597
3.88%, 04/15/29	13,140,968	18,132,434
3.38%, 04/15/32	4,992,237	6,844,058
2.13%, 02/15/40	6,762,977	7,996,139
2.13%, 02/15/41	8,601,713	10,222,619
0.75%, 02/15/42	15,132,802	13,279,034
0.63%, 02/15/43	11,170,241	9,431,816
1.38%, 02/15/44	16,912,382	17,203,106
0.75%, 02/15/45	13,067,682	11,362,742
Total U.S. Government Securities
(Cost $798,781,767)		776,012,824
Security	Number of Shares	Value ($)
Other Investment Company 0.0% of net assets
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	83,079	83,079
Total Other Investment Company
(Cost $83,079)		83,079

End of Investments

At 09/30/15, the tax basis cost of the fund's investments was $800,858,651 and the unrealized appreciation and depreciation were $0 and ($24,762,748), respectively, with a net unrealized depreciation of ($24,762,748).
(a)	The rate shown is the 7-day yield.
    1

Schwab U.S. TIPS ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Government Securities[1]	$—	$776,012,824	$—	$776,012,824
Other Investment Company[1]	83,079	—	—	83,079
Total	$83,079	$776,012,824	$—	$776,095,903
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2015.
2

Schwab Strategic Trust
Schwab Short-Term U.S. Treasury ETF™
Portfolio Holdings  as of September 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
99.3%	U.S. Government Securities	1,113,918,565	1,117,616,173
0.4%	Other Investment Company	4,393,862	4,393,862
99.7%	Total Investments	1,118,312,427	1,122,010,035
0.3%	Other Assets and Liabilities, Net		2,941,495
100.0%	Net Assets		1,124,951,530

Security Rate, Maturity Date	Face Amount ($)	Value ($)
U.S. Government Securities 99.3% of net assets
U.S. Treasury Obligations 99.3%
U.S. Treasury Notes
0.38%, 10/31/16	38,070,000	38,066,764
1.00%, 10/31/16	20,884,000	21,020,226
0.63%, 11/15/16	20,609,000	20,658,647
0.50%, 11/30/16	25,179,000	25,200,150
0.88%, 11/30/16	27,293,000	27,433,559
2.75%, 11/30/16	3,880,000	3,984,314
0.63%, 12/15/16	24,073,000	24,128,007
3.25%, 12/31/16	25,415,000	26,296,748
0.75%, 01/15/17	25,513,000	25,613,496
0.63%, 02/15/17	20,220,000	20,260,420
4.63%, 02/15/17	21,918,000	23,158,449
0.88%, 02/28/17	16,235,000	16,321,468
3.00%, 02/28/17	19,297,000	19,981,947
0.50%, 03/31/17	16,236,000	16,235,464
1.00%, 03/31/17	34,752,000	35,008,783
3.25%, 03/31/17	20,699,000	21,550,412
0.50%, 04/30/17	17,350,000	17,339,278
3.13%, 04/30/17	29,088,000	30,283,517
4.50%, 05/15/17	16,606,000	17,665,396
0.63%, 05/31/17	28,946,000	28,971,241
2.75%, 05/31/17	20,045,000	20,768,765
0.75%, 06/30/17	19,213,000	19,267,661
0.88%, 07/15/17	21,035,000	21,136,746
0.50%, 07/31/17	21,710,000	21,671,986
0.63%, 07/31/17	20,506,000	20,516,151
2.38%, 07/31/17	12,018,000	12,408,032
0.88%, 08/15/17	13,364,000	13,427,773
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.63%, 08/31/17	23,256,000	23,257,814
1.88%, 08/31/17	37,550,000	38,432,050
1.00%, 09/15/17	14,203,000	14,305,361
0.63%, 09/30/17	17,092,000	17,085,761
1.88%, 09/30/17	16,289,000	16,684,774
0.88%, 10/15/17	11,463,000	11,512,406
0.75%, 10/31/17	15,000,000	15,024,225
0.88%, 11/15/17	20,694,000	20,771,065
0.63%, 11/30/17	21,065,000	21,029,758
2.25%, 11/30/17	12,042,000	12,438,856
0.75%, 12/31/17	23,406,000	23,418,499
2.75%, 12/31/17	23,406,000	24,457,444
0.88%, 01/15/18	11,245,000	11,277,284
3.50%, 02/15/18	11,237,000	11,958,404
0.75%, 02/28/18	19,336,000	19,324,302
2.75%, 02/28/18	19,336,000	20,247,151
2.88%, 03/31/18	3,583,000	3,767,399
0.75%, 04/15/18	23,098,000	23,063,561
0.63%, 04/30/18	18,256,000	18,165,669
2.63%, 04/30/18	3,583,000	3,747,105
1.00%, 05/15/18	23,098,000	23,193,787
1.13%, 06/15/18	13,915,000	14,012,029
1.38%, 06/30/18	13,915,000	14,104,703
2.38%, 06/30/18	16,002,000	16,654,994
0.88%, 07/15/18	21,528,000	21,529,399
1.38%, 07/31/18	20,506,000	20,784,492
1.00%, 08/15/18	11,450,000	11,481,900
1.50%, 08/31/18	21,806,000	22,179,798
1.00%, 09/15/18	12,000,000	12,028,908
1.38%, 09/30/18	23,000,000	23,301,875
Total U.S. Government Securities
(Cost $1,113,918,565)		1,117,616,173
Security	Number of Shares	Value ($)
Other Investment Company 0.4% of net assets
Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	4,393,862	4,393,862
Total Other Investment Company
(Cost $4,393,862)		4,393,862

End of Investments

At 09/30/15, the tax basis cost of the fund's investments was $1,118,312,427 and the unrealized appreciation and depreciation were $3,704,553 and ($6,945), respectively, with a net unrealized appreciation $3,697,608.
(a)	The rate shown is the 7-day yield.
    1

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Government Securities[1]	$—	$1,117,616,173	$—	$1,117,616,173
Other Investment Company[1]	4,393,862	—	—	4,393,862
Total	$4,393,862	$1,117,616,173	$—	$1,122,010,035
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2015.
2

Schwab Strategic Trust
Schwab Intermediate-Term U.S. Treasury ETF™
Portfolio Holdings  as of September 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
99.5%	U.S. Government Securities	417,758,208	422,921,012
0.1%	Other Investment Company	247,656	247,656
99.6%	Total Investments	418,005,864	423,168,668
0.4%	Other Assets and Liabilities, Net		1,681,886
100.0%	Net Assets		424,850,554

Security Rate, Maturity Date	Face Amount ($)	Value ($)
U.S. Government Securities 99.5% of net assets
U.S. Treasury Obligations 99.5%
U.S. Treasury Bonds
8.50%, 02/15/20	1,051,000	1,374,627
8.75%, 05/15/20	779,000	1,037,992
8.75%, 08/15/20	3,593,000	4,844,305
U.S. Treasury Notes
1.25%, 10/31/18	7,550,000	7,616,063
1.75%, 10/31/18	2,956,000	3,027,591
3.75%, 11/15/18	6,898,000	7,490,662
1.25%, 11/30/18	4,827,000	4,866,219
1.38%, 12/31/18	8,062,000	8,154,060
1.25%, 01/31/19	4,780,000	4,812,456
2.75%, 02/15/19	3,320,000	3,505,757
1.38%, 02/28/19	5,462,000	5,518,930
1.50%, 02/28/19	4,200,000	4,261,660
1.25%, 04/30/19	3,606,000	3,625,862
3.13%, 05/15/19	5,883,000	6,301,817
1.50%, 05/31/19	2,818,000	2,856,105
1.00%, 06/30/19	3,112,000	3,097,150
1.63%, 06/30/19	1,795,000	1,827,008
0.88%, 07/31/19	560,000	553,871
1.63%, 07/31/19	5,365,000	5,457,911
3.63%, 08/15/19	7,049,000	7,700,208
1.63%, 08/31/19	3,668,000	3,731,284
1.00%, 09/30/19	6,351,000	6,301,094
3.38%, 11/15/19	5,271,000	5,725,966
1.00%, 11/30/19	3,788,000	3,750,711
1.50%, 11/30/19	6,067,000	6,131,978
1.13%, 12/31/19	5,669,000	5,637,186
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.25%, 01/31/20	4,481,000	4,476,860
3.63%, 02/15/20	10,293,000	11,309,907
1.25%, 02/29/20	7,979,000	7,964,095
1.38%, 02/29/20	4,114,000	4,133,393
1.38%, 03/31/20	4,728,000	4,743,021
1.13%, 04/30/20	3,094,000	3,067,330
1.38%, 04/30/20	3,030,000	3,038,481
3.50%, 05/15/20	5,211,000	5,714,018
1.38%, 05/31/20	7,552,000	7,566,749
1.88%, 06/30/20	2,636,000	2,698,674
1.63%, 07/31/20	7,304,000	7,394,204
2.00%, 07/31/20	3,372,000	3,471,798
2.63%, 08/15/20	8,855,000	9,372,752
1.38%, 08/31/20	2,500,000	2,503,288
2.00%, 09/30/20	3,293,000	3,388,616
1.75%, 10/31/20	3,345,000	3,397,787
2.63%, 11/15/20	7,338,000	7,760,603
2.00%, 11/30/20	3,789,000	3,892,409
2.38%, 12/31/20	3,657,000	3,823,777
2.13%, 01/31/21	8,118,000	8,378,718
3.63%, 02/15/21	6,707,000	7,443,154
2.00%, 02/28/21	2,896,000	2,969,437
2.25%, 04/30/21	4,059,000	4,213,222
3.13%, 05/15/21	6,748,000	7,318,678
2.00%, 05/31/21	7,175,000	7,347,458
2.13%, 06/30/21	2,885,000	2,972,695
2.25%, 07/31/21	3,458,000	3,586,662
2.13%, 08/15/21	5,458,000	5,618,896
2.00%, 10/31/21	5,299,000	5,409,913
2.00%, 11/15/21	6,180,000	6,307,827
1.88%, 11/30/21	5,160,000	5,227,555
2.13%, 12/31/21	1,848,000	1,898,073
1.50%, 01/31/22	3,602,000	3,562,299
2.00%, 02/15/22	3,168,000	3,232,247
1.75%, 02/28/22	3,264,000	3,275,029
1.75%, 04/30/22	3,951,000	3,959,076
1.75%, 05/15/22	7,320,000	7,332,246
1.88%, 05/31/22	3,622,000	3,656,098
2.13%, 06/30/22	4,017,000	4,122,342
2.00%, 07/31/22	4,628,000	4,708,115
1.63%, 08/15/22	6,314,000	6,261,834
1.75%, 09/30/22	2,500,000	2,499,220
1.63%, 11/15/22	3,238,000	3,207,265
2.00%, 02/15/23	11,039,000	11,187,408
1.75%, 05/15/23	6,880,000	6,823,116
2.50%, 08/15/23	5,795,000	6,058,603
2.75%, 11/15/23	7,829,000	8,337,274
2.75%, 02/15/24	10,171,000	10,812,119
2.50%, 05/15/24	4,089,000	4,260,227
2.38%, 08/15/24	8,581,000	8,839,940
2.25%, 11/15/24	8,895,000	9,063,400
2.00%, 02/15/25	9,290,000	9,255,404
    1

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.13%, 05/15/25	9,268,000	9,325,564
2.00%, 08/15/25	5,552,000	5,523,663
Total U.S. Government Securities
(Cost $417,758,208)		422,921,012
Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	247,656	247,656
Total Other Investment Company
(Cost $247,656)		247,656

End of Investments

At 09/30/15, the tax basis cost of the fund's investments was $418,005,864 and the unrealized appreciation and depreciation were $5,174,045 and ($11,241), respectively, with a net unrealized appreciation of $5,162,804.
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Government Securities[1]	$—	$422,921,012	$—	$422,921,012
Other Investment Company[1]	247,656	—	—	247,656
Total	$247,656	$422,921,012	$—	$423,168,668
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2015.
2

Schwab Strategic Trust
Schwab U.S. Aggregate Bond ETF™
Portfolio Holdings  as of September 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
0.6%	Asset-Backed Obligations	10,715,109	10,776,337
1.9%	Commercial Mortgage-Backed Securities	35,765,080	36,100,993
23.8%	Corporate Bonds	457,515,484	451,412,745
4.8%	Foreign Government Securities	91,667,132	90,461,173
28.3%	Mortgage-Backed Securities	529,200,509	535,989,430
0.9%	Municipal Bonds	17,720,308	17,674,751
39.2%	U.S. Government and Government Agencies	733,732,316	742,517,403
0.3%	Other Investment Company	5,025,255	5,025,255
9.2%	Short-Term Investments	175,498,486	175,498,358
109.0%	Total Investments	2,056,839,679	2,065,456,445
(9.0%)	Other Assets and Liabilities, Net		(169,875,346)
100.0%	Net Assets		1,895,581,099

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Asset-Backed Obligations 0.6% of net assets
American Express Credit Account Master Trust
Series 2014-3 Class A
1.49%, 04/15/20 (b)	326,000	328,664
Series 2014-4 Class A
1.43%, 06/15/20 (b)	100,000	100,588
Capital One Multi-Asset Execution Trust
Series 2014-A5 Class A
1.48%, 07/15/20 (b)	200,000	201,439
Series 2007-A7 Class A7
5.75%, 07/15/20 (b)	250,000	272,319
Series 2015-A1 Class A1
1.39%, 01/15/21 (b)	600,000	602,388
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Chase Issuance Trust
Series 2014-A7 Class A
1.38%, 11/15/19 (b)	680,000	684,427
Series 2012-A4 Class A4
1.58%, 08/16/21 (b)	300,000	299,919
Series 2014-A2 Class A2
2.77%, 03/15/23 (b)	200,000	207,730
Citibank Credit Card Issuance Trust
Series 2014-A4 Class A4
1.23%, 04/24/19 (b)	1,100,000	1,104,128
Series 2007-A8 Class A8
5.65%, 09/20/19 (b)	500,000	543,714
Series 2008-A1 Class A1
5.35%, 02/07/20 (b)	200,000	219,370
Series 2014-A8 Class A8
1.73%, 04/09/20 (b)	200,000	202,458
Series 2014-A1 Class A1
2.88%, 01/23/23 (b)	225,000	235,437
Discover Card Execution Note Trust
Series 2014-A4 Class A4
2.12%, 12/15/21 (b)	1,000,000	1,019,838
Series 2012-A6 Class A6
1.67%, 01/18/22 (b)	2,700,000	2,703,449
Ford Credit Auto Owner Trust
Series 2013-C Class A4
1.25%, 10/15/18 (b)	225,000	225,632
Honda Auto Receivables Owner Trust
Series 2014-2 Class A4
1.18%, 05/18/20 (b)	200,000	200,453
Hyundai Auto Receivables Trust
Series 2013-C Class A4
1.55%, 03/15/19 (b)	1,150,000	1,158,032
Nissan Auto Receivables Owner Trust
Series 2013-B Class A4
1.31%, 10/15/19 (b)	100,000	100,438
World Financial Network Credit Card Master Trust
Series 2013-A Class A
1.61%, 12/15/21 (b)	210,000	210,673
World Omni Auto Receivables Trust
Series 2014-B Class A3
1.14%, 01/15/20 (b)	155,000	155,241
Total Asset-Backed Obligations
(Cost $10,715,109)		10,776,337

Commercial Mortgage-Backed Securities 1.9% of net assets
Banc of America Commercial Mortgage Trust
Series 2007-2 Class A4
5.78%, 04/10/49 (a)(b)	500,000	519,356
Series 2007-4 Class A4
5.93%, 02/10/51 (a)(b)	153,094	163,158

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Bear Stearns Commercial Mortgage Securities
Series 2007-T28 Class A4
5.74%, 09/11/42 (a)(b)	1,590,000	1,702,884
Series 2007-T26 Class A4
5.47%, 01/12/45 (a)(b)	852,204	893,046
Series 2007-PW17 Class A4
5.69%, 06/11/50 (a)(b)	300,000	317,099
Citigroup Commercial Mortgage Trust
Series 2014-GC19 Class A2
2.79%, 03/10/47 (b)	130,000	134,152
Series 2014-GC21 Class A2
2.90%, 05/10/47 (b)	480,000	497,699
Series 2014-GC23 Class A2
2.85%, 07/10/47 (b)	570,000	590,159
Series 2014-GC23 Class A4
3.62%, 07/10/47 (b)	1,000,000	1,050,028
COMM 2012-CCRE2 Mortgage Trust
Series 2012-CR2 Class A4
3.15%, 08/15/45 (b)	1,305,000	1,356,391
COMM 2012-CCRE4 Mortgage Trust
Series 2012-CR4 Class A3
2.85%, 10/15/45 (b)	300,000	304,956
COMM 2013-CCRE11 Mortgage Trust
Series 2013-CR11 Class A4
4.26%, 10/10/46 (b)	340,000	374,338
COMM 2013-CCRE7 Mortgage Trust
Series 2013-CR7 Class A4
3.21%, 03/10/46 (b)	600,000	621,133
COMM 2013-LC6 Mortgage Trust
Series 2013-LC6 Class A2
1.91%, 01/10/46 (b)	150,000	150,386
COMM 2014-CCRE14 Mortgage Trust
Series 2014-CR14 Class A3
3.96%, 02/10/47 (b)	240,000	257,576
COMM 2014-CCRE15 Mortgage Trust
Series 2014-CR15 Class A2
2.93%, 02/10/47 (b)	500,000	518,760
COMM 2014-CCRE16 Mortgage Trust
Series 2014-CR16 Class ASB
3.65%, 04/10/47 (b)	630,000	670,663
Commercial Mortgage Pass Through Certificates
Series 2012-CR3 Class A3
2.82%, 10/15/45 (b)	260,000	264,018
Fannie Mae
Series 2013-M12 Class A
1.53%, 10/25/17 (b)	195,806	197,499
Series 2009-M1 Class A2
4.29%, 07/25/19 (b)	174,698	189,984
Series 2010-M3 Class A3
4.33%, 03/25/20 (a)(b)	201,659	222,926
Series 2014-M6 Class A2
2.68%, 05/25/21 (b)	650,000	673,645
Series 2011-M5 Class A2
2.94%, 07/25/21 (b)	800,000	837,817
Freddie Mac
Series K704 Class A2
2.41%, 08/25/18 (b)	70,000	72,031
Series K705 Class A2
2.30%, 09/25/18 (b)	200,000	205,400
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series K708 Class A2
2.13%, 01/25/19 (b)	305,000	311,817
Series K710 Class A2
1.88%, 05/25/19 (b)	120,000	121,687
Series K712 Class A2
1.87%, 11/25/19 (b)	440,000	444,764
Series K014 Class A1
2.79%, 10/25/20 (b)	571,261	594,182
Series K714 Class A2
3.03%, 10/25/20 (b)	365,000	385,275
Series K010 Class A2
4.33%, 10/25/20 (b)	105,000	117,511
Series K012 Class A2
4.19%, 12/25/20 (a)(b)	130,000	144,842
Series K013 Class A2
3.97%, 01/25/21 (a)(b)	450,000	496,093
Series K014 Class A2
3.87%, 04/25/21 (b)	165,000	181,328
Series K017 Class A2
2.87%, 12/25/21 (b)	100,000	104,730
Series K022 Class A2
2.36%, 07/25/22 (b)	600,000	605,152
Series K024 Class A2
2.57%, 09/25/22 (b)	300,000	306,002
Series K025 Class A2
2.68%, 10/25/22 (b)	500,000	512,886
Series K026 Class A2
2.51%, 11/25/22 (b)	1,435,000	1,454,790
Series K027 Class A2
2.64%, 01/25/23 (b)	445,000	454,231
Series K033 Class A1
2.87%, 02/25/23 (b)	139,102	146,290
Series K029 Class A2
3.32%, 02/25/23 (a)(b)	1,275,000	1,357,628
Series K033 Class A2
3.06%, 07/25/23 (b)	540,000	564,466
Series K035 Class A2
3.46%, 08/25/23 (a)(b)	450,000	482,230
Series K040 Class A2
3.24%, 09/25/24 (b)	300,000	314,748
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)	350,989	364,615
GS Mortgage Securities Trust
Series 2011-GC5 Class A4
3.71%, 08/10/44 (b)	233,000	249,065
Series 2012-GCJ7 Class A4
3.38%, 05/10/45 (b)	1,500,000	1,578,287
Series 2013-GC13 Class A5
4.17%, 07/10/46 (a)(b)	450,000	492,971
Series 2013-GC16 Class A2
3.03%, 11/10/46 (b)	700,000	725,757
Series 2014-GC18 Class A2
2.92%, 01/10/47 (b)	400,000	413,837
Series 2014-GC20 Class A3
3.68%, 04/10/47 (b)	300,000	318,568
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-C6 Class A3
3.51%, 05/15/45 (b)	400,000	424,753
Series 2012-CBX Class A3
3.14%, 06/15/45 (b)	177,399	181,712

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2012-CBX Class A4
3.48%, 06/15/45 (b)	250,000	264,509
Series 2013-C12 Class ASB
3.16%, 07/15/45 (b)	315,000	327,753
Series 2013-C13 Class A2
2.67%, 01/15/46 (b)	200,000	205,753
Series 2013-C14 Class A2
3.02%, 08/15/46 (b)	1,000,000	1,039,144
Series 2011-C5 Class A3
4.17%, 08/15/46 (b)	400,000	438,577
Series 2013-C16 Class A2
3.07%, 12/15/46 (b)	273,916	284,623
Series 2014-C26 Class ASB
3.29%, 01/15/48 (b)	600,000	624,371
Series 2007-CB20 Class A4
5.79%, 02/12/51 (a)(b)	224,296	237,749
LB-UBS Commercial Mortgage Trust
Series 2007-C2 Class A3
5.43%, 02/15/40 (b)	309,296	322,533
Merrill Lynch Mortgage Trust
Series 2008-C1 Class A4
5.69%, 02/12/51 (b)	143,145	152,580
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C13 Class A2
2.94%, 11/15/46 (b)	280,000	290,629
Series 2014-C14 Class A3
3.67%, 02/15/47 (b)	855,000	904,603
Series 2014-C16 Class A5
3.89%, 06/15/47 (b)	200,000	213,331
Series 2015-C24 Class ASB
3.48%, 05/15/48 (b)	1,000,000	1,048,984
Morgan Stanley Capital I Trust
Series 2012-C4 Class A4
3.24%, 03/15/45 (b)	300,000	312,201
Wachovia Bank Commercial Mortgage Trust
Series 2006-C29 Class A4
5.31%, 11/15/48 (b)	190,536	196,101
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
4.22%, 07/15/46 (a)(b)	640,000	702,025
Series 2013-C12 Class A4
3.20%, 03/15/48 (b)	145,000	149,670
WFRBS Commercial Mortgage Trust
Series 2013-C11 Class A2
2.03%, 03/15/45 (b)	600,000	606,320
Series 2012-C7 Class A1
2.30%, 06/15/45 (b)	134,728	136,371
Series 2013-C14 Class A5
3.34%, 06/15/46 (b)	100,000	103,803
Series 2013-C15 Class A4
4.15%, 08/15/46 (a)(b)	255,000	278,838
Series 2014-C20 Class ASB
3.64%, 05/15/47 (b)	65,000	68,894
Series 2013-C12 Class A2
2.07%, 03/15/48 (b)	550,000	556,310
Total Commercial Mortgage-Backed Securities
(Cost $35,765,080)		36,100,993

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporate Bonds 23.8% of net assets
Finance 7.8%
Banking 5.4%
Abbey National Treasury Services PLC
3.05%, 08/23/18	300,000	309,790
American Express Co.
7.00%, 03/19/18	250,000	281,035
8.13%, 05/20/19	250,000	302,672
2.65%, 12/02/22	500,000	487,730
American Express Credit Corp.
2.38%, 03/24/17	300,000	304,779
Bank of America Corp.
5.42%, 03/15/17	1,000,000	1,050,829
6.40%, 08/28/17	500,000	542,838
6.88%, 04/25/18	300,000	335,490
5.65%, 05/01/18	800,000	873,413
6.88%, 11/15/18	500,000	570,345
2.65%, 04/01/19	1,500,000	1,518,193
7.63%, 06/01/19	1,000,000	1,177,886
5.63%, 07/01/20	1,750,000	1,975,858
5.88%, 01/05/21	800,000	917,231
5.00%, 05/13/21	500,000	551,620
3.30%, 01/11/23	1,300,000	1,292,130
6.22%, 09/15/26	1,000,000	1,146,020
7.75%, 05/14/38	250,000	342,882
5.88%, 02/07/42	500,000	586,762
Bank of America NA
5.30%, 03/15/17	1,500,000	1,576,065
Bank of Montreal
2.50%, 01/11/17	500,000	509,193
2.38%, 01/25/19 (b)	600,000	609,383
Bank of Nova Scotia
2.05%, 10/30/18	250,000	252,225
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.35%, 02/23/17	100,000	101,284
Barclays Bank PLC
2.50%, 02/20/19	700,000	712,321
5.14%, 10/14/20	200,000	219,307
BB&T Corp.
3.95%, 03/22/22 (b)	100,000	105,883
Bear Stearns Cos. LLC
6.40%, 10/02/17	1,000,000	1,090,640
BNP Paribas S.A.
5.00%, 01/15/21	200,000	224,719
3.25%, 03/03/23	350,000	352,903
4.25%, 10/15/24	300,000	298,731
BPCE S.A.
1.63%, 02/10/17	750,000	752,786
2.50%, 12/10/18	1,500,000	1,527,807
2.50%, 07/15/19	1,000,000	1,013,711
4.00%, 04/15/24	1,000,000	1,041,156
Branch Banking & Trust Co.
3.63%, 09/16/25 (b)	1,000,000	1,002,054

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Capital One Bank USA NA
2.25%, 02/13/19 (b)	1,000,000	997,245
3.38%, 02/15/23	250,000	243,558
Capital One Financial Corp.
4.75%, 07/15/21	800,000	873,741
Capital One NA
1.65%, 02/05/18 (b)	1,000,000	990,656
2.40%, 09/05/19 (b)	750,000	745,774
Citigroup, Inc.
4.45%, 01/10/17	1,000,000	1,040,162
1.85%, 11/24/17	300,000	300,860
1.80%, 02/05/18	650,000	649,739
2.15%, 07/30/18	500,000	502,823
2.50%, 09/26/18	500,000	507,002
2.40%, 02/18/20	1,000,000	996,176
4.05%, 07/30/22	500,000	510,464
3.88%, 10/25/23	1,000,000	1,032,947
4.40%, 06/10/25	500,000	503,853
5.50%, 09/13/25	500,000	544,893
6.68%, 09/13/43	250,000	307,205
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.38%, 08/04/25	250,000	250,675
5.25%, 05/24/41	1,000,000	1,122,305
5.25%, 08/04/45	500,000	507,909
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/25 (c)	1,000,000	973,068
Credit Suisse USA, Inc.
4.38%, 08/05/20	750,000	817,021
3.63%, 09/09/24	300,000	300,839
Deutsche Bank AG
1.35%, 05/30/17	100,000	99,471
3.70%, 05/30/24	500,000	497,292
Fifth Third Bancorp
5.45%, 01/15/17	600,000	627,986
First Tennessee Bank NA
2.95%, 12/01/19 (b)	250,000	252,932
Goldman Sachs Group, Inc.
5.63%, 01/15/17	750,000	787,918
5.95%, 01/18/18	600,000	655,717
2.38%, 01/22/18	1,000,000	1,013,400
6.15%, 04/01/18	500,000	550,866
5.38%, 03/15/20	1,000,000	1,116,151
2.75%, 09/15/20 (b)	2,000,000	2,011,554
5.75%, 01/24/22	1,100,000	1,263,474
3.63%, 01/22/23	2,500,000	2,535,010
3.85%, 07/08/24 (b)	650,000	663,322
6.13%, 02/15/33	750,000	898,492
6.75%, 10/01/37	500,000	598,297
4.80%, 07/08/44 (b)	500,000	508,032
HSBC Holdings PLC
5.10%, 04/05/21	850,000	941,887
6.50%, 09/15/37	500,000	587,528
6.80%, 06/01/38	500,000	613,640
HSBC USA, Inc.
5.00%, 09/27/20	400,000	442,401
JPMorgan Chase & Co.
1.35%, 02/15/17	1,000,000	1,001,502
6.00%, 01/15/18	1,750,000	1,912,801
Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.30%, 04/23/19 (h)	1,000,000	1,137,568
2.25%, 01/23/20 (b)	200,000	198,457
4.50%, 01/24/22	1,000,000	1,079,861
3.38%, 05/01/23	250,000	244,721
3.88%, 02/01/24	400,000	413,415
3.88%, 09/10/24	350,000	347,304
3.13%, 01/23/25 (b)	250,000	241,566
4.13%, 12/15/26	500,000	499,130
6.40%, 05/15/38	650,000	816,941
5.40%, 01/06/42 (h)	600,000	676,718
4.95%, 06/01/45	200,000	201,379
KeyBank NA
1.10%, 11/25/16 (b)	100,000	100,097
KeyCorp
2.30%, 12/13/18 (b)	500,000	503,054
Lloyds Bank PLC
4.20%, 03/28/17	500,000	520,555
2.30%, 11/27/18	250,000	253,065
2.35%, 09/05/19	200,000	201,023
6.38%, 01/21/21	500,000	596,791
Lloyds Banking Group PLC
4.50%, 11/04/24	500,000	503,555
Manufacturers & Traders Trust Co.
5.63%, 12/01/21 (a)(b)	250,000	251,875
Morgan Stanley
5.45%, 01/09/17	1,050,000	1,103,060
5.95%, 12/28/17	750,000	817,578
6.63%, 04/01/18	2,500,000	2,784,805
7.30%, 05/13/19 (h)	200,000	233,639
5.63%, 09/23/19	2,500,000	2,794,392
5.50%, 07/28/21	500,000	565,486
4.10%, 05/22/23	1,000,000	1,013,762
4.00%, 07/23/25 (g)	1,500,000	1,534,848
5.00%, 11/24/25	500,000	532,674
6.25%, 08/09/26	500,000	601,639
4.35%, 09/08/26	1,000,000	1,007,319
4.30%, 01/27/45	1,000,000	952,695
National Australia Bank Ltd.
3.00%, 01/20/23	250,000	250,395
PNC Bank NA
2.95%, 01/30/23 (b)	500,000	489,554
PNC Financial Services Group, Inc.
3.90%, 04/29/24 (b)	500,000	506,632
PNC Funding Corp.
5.63%, 02/01/17	300,000	316,044
Rabobank Nederland
4.63%, 12/01/23	450,000	465,724
Regions Bank
6.45%, 06/26/37	250,000	303,659
Regions Financial Corp.
2.00%, 05/15/18 (b)	1,000,000	999,841
Royal Bank of Canada
1.20%, 09/19/17	250,000	250,143
2.20%, 07/27/18	750,000	761,750
2.15%, 03/15/19	750,000	759,785
Royal Bank of Scotland Group PLC
6.40%, 10/21/19	500,000	562,215

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Sumitomo Mitsui Banking Corp.
1.80%, 07/18/17	500,000	501,981
3.40%, 07/11/24	500,000	497,080
Svenska Handelsbanken AB
2.88%, 04/04/17	250,000	256,035
2.40%, 10/01/20 (g)	250,000	250,684
Toronto-Dominion Bank
2.13%, 07/02/19	750,000	754,682
UBS AG
5.88%, 12/20/17	600,000	653,503
1.80%, 03/26/18	1,250,000	1,249,816
5.75%, 04/25/18	500,000	548,400
2.38%, 08/14/19	1,000,000	1,004,843
4.88%, 08/04/20	1,050,000	1,166,200
US Bancorp
3.00%, 03/15/22 (b)	100,000	102,454
Wachovia Corp.
5.75%, 02/01/18	500,000	547,306
5.50%, 08/01/35	250,000	282,344
Wells Fargo & Co.
2.63%, 12/15/16	450,000	459,049
1.40%, 09/08/17	1,000,000	1,000,974
1.50%, 01/16/18	500,000	499,693
2.13%, 04/22/19	500,000	503,830
2.60%, 07/22/20	1,150,000	1,162,383
3.45%, 02/13/23	500,000	498,139
4.10%, 06/03/26	500,000	505,066
5.38%, 02/07/35	500,000	574,413
5.38%, 11/02/43	175,000	193,168
Westpac Banking Corp.
4.88%, 11/19/19	400,000	443,174
		102,306,190
Brokerage 0.2%
BlackRock, Inc.
5.00%, 12/10/19	150,000	168,141
3.50%, 03/18/24	1,000,000	1,028,389
Jefferies Group LLC
5.13%, 01/20/23	700,000	702,439
6.25%, 01/15/36	150,000	142,254
Nomura Holdings, Inc.
2.75%, 03/19/19	750,000	762,431
6.70%, 03/04/20 (h)	250,000	294,459
		3,098,113
Finance Company 0.4%
Air Lease Corp.
5.63%, 04/01/17 (a)(g)	1,200,000	1,255,500
2.63%, 09/04/18 (b)	500,000	499,688
3.38%, 01/15/19 (b)	200,000	203,000
American Express Co.
6.80%, 09/01/66 (a)(b)	250,000	253,438
GATX Corp.
1.25%, 03/04/17	100,000	99,505
5.20%, 03/15/44 (b)(g)	500,000	515,173
HSBC Finance Corp.
6.68%, 01/15/21	350,000	409,973
Security Rate, Maturity Date	Face Amount ($)	Value ($)
International Lease Finance Corp.
7.13%, 09/01/18 (c)(g)	1,500,000	1,653,600
Synchrony Financial
3.00%, 08/15/19 (b)	750,000	756,615
3.75%, 08/15/21 (b)	900,000	910,363
4.25%, 08/15/24 (b)	500,000	499,049
		7,055,904
Insurance 1.1%
ACE INA Holdings, Inc.
2.70%, 03/13/23	500,000	485,490
Aflac, Inc.
2.65%, 02/15/17	300,000	306,443
3.63%, 06/15/23	500,000	513,580
Allstate Corp.
4.50%, 06/15/43	300,000	302,907
American International Group, Inc.
4.13%, 02/15/24	1,000,000	1,052,438
3.88%, 01/15/35 (b)	450,000	415,311
Anthem, Inc.
2.38%, 02/15/17	750,000	758,734
2.25%, 08/15/19	500,000	498,213
5.85%, 01/15/36	250,000	274,877
Aon Corp.
8.21%, 01/01/27	100,000	128,000
Assurant, Inc.
2.50%, 03/15/18	400,000	404,632
6.75%, 02/15/34	400,000	483,318
Berkshire Hathaway Finance Corp.
4.25%, 01/15/21	300,000	329,093
5.75%, 01/15/40	100,000	116,983
Berkshire Hathaway, Inc.
1.90%, 01/31/17	750,000	760,203
Chubb Corp.
6.00%, 05/11/37	250,000	306,668
Cigna Corp.
4.00%, 02/15/22 (b)	150,000	155,596
5.88%, 03/15/41 (b)	250,000	292,092
5.38%, 02/15/42 (b)	300,000	326,453
CNA Financial Corp.
7.35%, 11/15/19	250,000	296,576
Hartford Financial Services Group, Inc.
5.13%, 04/15/22	1,000,000	1,110,514
5.95%, 10/15/36	300,000	350,677
6.63%, 03/30/40	250,000	322,725
6.10%, 10/01/41	350,000	417,469
4.30%, 04/15/43	750,000	725,048
MetLife, Inc.
3.60%, 04/10/24	1,000,000	1,019,681
5.70%, 06/15/35	500,000	583,915
Prudential Financial, Inc.
6.00%, 12/01/17	300,000	328,271
4.50%, 11/16/21	300,000	331,487
5.63%, 06/15/43 (a)(b)	200,000	206,900
The Progressive Corp.
3.70%, 01/26/45	300,000	268,999

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Travelers Cos., Inc.
5.90%, 06/02/19	160,000	183,006
6.25%, 06/15/37	750,000	944,396
UnitedHealth Group, Inc.
1.40%, 10/15/17	500,000	502,960
6.00%, 02/15/18	150,000	165,361
3.75%, 07/15/25	500,000	517,452
6.88%, 02/15/38	750,000	1,000,629
4.75%, 07/15/45	750,000	793,642
Unum Group
5.63%, 09/15/20	350,000	394,568
Voya Financial, Inc.
2.90%, 02/15/18	750,000	766,245
5.50%, 07/15/22	1,000,000	1,140,611
5.70%, 07/15/43	200,000	231,521
XLIT Ltd.
2.30%, 12/15/18	300,000	303,008
6.25%, 05/15/27	200,000	238,822
5.25%, 12/15/43	250,000	266,103
		21,321,617
Other Financial 0.0%
CME Group, Inc.
3.00%, 09/15/22	200,000	202,571
		202,571
Real Estate Investment Trust 0.7%
Boston Properties LP
3.80%, 02/01/24 (b)	100,000	101,922
Brandywine Operating Partnership LP
3.95%, 02/15/23 (b)	750,000	741,400
DDR Corp.
3.63%, 02/01/25 (b)	200,000	190,980
Digital Realty Trust LP
5.88%, 02/01/20	250,000	277,031
5.25%, 03/15/21 (b)	250,000	272,503
ERP Operating LP
3.38%, 06/01/25 (b)	250,000	247,059
4.50%, 06/01/45 (b)	250,000	253,288
Essex Portfolio LP
3.88%, 05/01/24 (b)	500,000	502,811
3.50%, 04/01/25 (b)	500,000	486,541
Federal Realty Investment Trust
2.55%, 01/15/21 (b)(g)	1,000,000	1,007,720
4.50%, 12/01/44 (b)	350,000	348,605
HCP, Inc.
6.70%, 01/30/18	100,000	110,491
2.63%, 02/01/20 (b)	300,000	299,268
5.38%, 02/01/21 (b)	150,000	166,326
3.40%, 02/01/25 (b)	300,000	281,534
Kilroy Realty LP
3.80%, 01/15/23 (b)	250,000	249,190
4.38%, 10/01/25 (b)	1,000,000	1,011,080
4.25%, 08/15/29 (b)	200,000	194,070
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Kimco Realty Corp.
5.70%, 05/01/17	250,000	265,916
3.20%, 05/01/21 (b)	600,000	608,128
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (b)	100,000	101,257
Prologis LP
2.75%, 02/15/19 (b)	300,000	305,890
4.25%, 08/15/23 (b)	800,000	830,028
Realty Income Corp.
3.88%, 07/15/24 (b)(g)	1,150,000	1,153,174
Regency Centers LP
5.88%, 06/15/17	750,000	800,264
Simon Property Group LP
2.15%, 09/15/17 (b)	500,000	507,254
6.13%, 05/30/18 (b)	150,000	165,835
5.65%, 02/01/20 (b)	102,000	115,812
Ventas Realty LP
4.25%, 03/01/22 (b)	200,000	209,028
3.25%, 08/15/22 (b)	250,000	245,174
4.38%, 02/01/45 (b)	250,000	229,505
Welltower, Inc.
4.13%, 04/01/19 (b)	500,000	528,912
4.50%, 01/15/24 (b)	400,000	419,052
WP Carey, Inc.
4.00%, 02/01/25 (b)	400,000	386,642
		13,613,690
		147,598,085
Industrial 14.2%
Basic Industry 1.0%
Agrium, Inc.
6.75%, 01/15/19	250,000	284,690
3.50%, 06/01/23 (b)	500,000	493,907
4.13%, 03/15/35 (b)	500,000	442,919
5.25%, 01/15/45 (b)	250,000	259,185
Air Products & Chemicals, Inc.
4.38%, 08/21/19	125,000	135,732
Airgas, Inc.
1.65%, 02/15/18 (b)	350,000	346,656
3.05%, 08/01/20 (b)	100,000	101,653
3.65%, 07/15/24 (b)	800,000	797,922
Barrick Gold Corp.
6.95%, 04/01/19	1,500,000	1,681,009
3.85%, 04/01/22	300,000	274,425
4.10%, 05/01/23	650,000	576,101
Barrick North America Finance LLC
4.40%, 05/30/21	500,000	486,444
5.70%, 05/30/41	250,000	202,487
5.75%, 05/01/43	300,000	256,273
BHP Billiton Finance USA Ltd.
3.25%, 11/21/21	100,000	101,345
5.00%, 09/30/43	300,000	304,581
CF Industries, Inc.
7.13%, 05/01/20	100,000	117,669
Domtar Corp.
10.75%, 06/01/17	79,000	90,011

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Dow Chemical Co.
8.55%, 05/15/19	500,000	604,915
3.00%, 11/15/22 (b)	250,000	242,045
4.25%, 10/01/34 (b)	500,000	468,650
5.25%, 11/15/41 (b)	200,000	197,359
Eastman Chemical Co.
2.70%, 01/15/20 (b)	350,000	350,033
3.60%, 08/15/22 (b)	100,000	100,751
Ecolab, Inc.
2.25%, 01/12/20	250,000	250,656
4.35%, 12/08/21	200,000	216,719
EI du Pont de Nemours & Co.
5.75%, 03/15/19	200,000	225,128
Glencore Canada Corp.
5.50%, 06/15/17	600,000	560,181
Goldcorp, Inc.
2.13%, 03/15/18	500,000	494,451
3.63%, 06/09/21 (b)	500,000	482,379
3.70%, 03/15/23 (b)	300,000	279,676
5.45%, 06/09/44 (b)	500,000	464,421
International Paper Co.
4.75%, 02/15/22 (b)	207,000	223,859
Kinross Gold Corp.
5.13%, 09/01/21 (b)	250,000	218,441
5.95%, 03/15/24 (b)	150,000	122,087
6.88%, 09/01/41 (b)	150,000	113,341
LYB International Finance BV
4.00%, 07/15/23	750,000	754,737
5.25%, 07/15/43	500,000	499,441
LyondellBasell Industries NV
5.00%, 04/15/19 (b)	650,000	701,363
6.00%, 11/15/21 (b)	250,000	282,877
Monsanto Co.
4.20%, 07/15/34 (b)	250,000	228,585
Mosaic Co.
4.25%, 11/15/23 (b)	250,000	253,929
Newmont Mining Corp.
3.50%, 03/15/22 (b)	150,000	134,822
6.25%, 10/01/39	150,000	136,093
Nucor Corp.
4.13%, 09/15/22 (b)	250,000	260,181
5.20%, 08/01/43 (b)	300,000	308,542
Packaging Corp. of America
3.90%, 06/15/22 (b)	750,000	767,740
4.50%, 11/01/23 (b)	750,000	784,453
Potash Corp. of Saskatchewan, Inc.
5.88%, 12/01/36	100,000	112,144
Rio Tinto Finance USA Ltd.
6.50%, 07/15/18	100,000	111,647
Rio Tinto Finance USA PLC
3.50%, 03/22/22 (b)	100,000	99,687
4.75%, 03/22/42 (b)	100,000	93,200
Southern Copper Corp.
5.25%, 11/08/42	100,000	76,149
Teck Resources Ltd.
6.25%, 07/15/41 (b)	100,000	55,622
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Vale Overseas Ltd.
6.25%, 01/23/17	100,000	101,849
4.38%, 01/11/22	750,000	663,330
6.88%, 11/21/36	100,000	79,010
Vale S.A.
5.63%, 09/11/42	200,000	138,000
Valspar Corp.
4.20%, 01/15/22 (b)	100,000	103,585
Weyerhaeuser Co.
7.38%, 03/15/32	100,000	126,015
		19,441,102
Capital Goods 1.1%
3M Co.
1.63%, 06/15/19	500,000	502,488
ABB Finance USA, Inc.
1.63%, 05/08/17	100,000	100,598
2.88%, 05/08/22	100,000	99,192
Avery Dennison Corp.
5.38%, 04/15/20	105,000	115,411
Boeing Co.
3.75%, 11/20/16	500,000	517,133
0.95%, 05/15/18	250,000	248,133
4.88%, 02/15/20	250,000	281,490
3.50%, 03/01/45 (b)	250,000	225,613
Caterpillar Financial Services Corp.
1.25%, 11/06/17	400,000	399,729
1.70%, 06/16/18	250,000	251,067
7.15%, 02/15/19	250,000	291,995
Caterpillar, Inc.
6.05%, 08/15/36	150,000	178,844
Deere & Co.
2.60%, 06/08/22 (b)	200,000	196,580
5.38%, 10/16/29	150,000	178,856
Eaton Corp.
1.50%, 11/02/17	150,000	149,909
4.00%, 11/02/32	100,000	96,324
4.15%, 11/02/42	100,000	92,674
General Dynamics Corp.
1.00%, 11/15/17	300,000	298,617
General Electric Co.
5.25%, 12/06/17	700,000	758,628
2.70%, 10/09/22	900,000	903,132
3.38%, 03/11/24	600,000	622,100
4.13%, 10/09/42	200,000	197,785
4.50%, 03/11/44	400,000	415,527
Illinois Tool Works, Inc.
3.90%, 09/01/42 (b)	100,000	96,350
Ingersoll-Rand Luxembourg Finance S.A.
2.63%, 05/01/20 (b)	500,000	500,496
John Deere Capital Corp.
5.50%, 04/13/17	200,000	213,650
1.55%, 12/15/17	450,000	452,563
1.35%, 01/16/18	200,000	200,032
1.70%, 01/15/20	750,000	740,606
3.90%, 07/12/21	500,000	534,550

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
L-3 Communications Corp.
4.95%, 02/15/21 (b)	500,000	531,077
Lockheed Martin Corp.
4.25%, 11/15/19 (h)	250,000	272,701
3.35%, 09/15/21	500,000	518,797
Northrop Grumman Corp.
3.50%, 03/15/21	500,000	518,378
4.75%, 06/01/43	500,000	517,869
Owens Corning
4.20%, 12/15/22 (b)	500,000	507,323
Packaging Corp. of America
3.65%, 09/15/24 (b)	1,000,000	993,497
Republic Services, Inc.
3.80%, 05/15/18	200,000	209,997
5.00%, 03/01/20	500,000	552,005
4.75%, 05/15/23 (b)	500,000	550,948
6.20%, 03/01/40	500,000	589,436
5.70%, 05/15/41 (b)	200,000	227,913
Roper Technologies, Inc.
3.13%, 11/15/22 (b)	250,000	246,975
Textron, Inc.
5.95%, 09/21/21 (b)	200,000	232,171
3.88%, 03/01/25 (b)	250,000	251,158
Tyco International Finance S.A.
3.90%, 02/14/26 (b)	500,000	507,341
5.13%, 09/14/45 (b)	500,000	524,840
United Technologies Corp.
1.80%, 06/01/17	400,000	404,904
5.38%, 12/15/17	300,000	326,425
6.13%, 02/01/19	400,000	454,188
3.10%, 06/01/22	600,000	610,024
6.13%, 07/15/38	150,000	185,144
4.50%, 06/01/42	900,000	918,604
Valmont Industries, Inc.
5.00%, 10/01/44 (b)	200,000	176,650
Waste Management, Inc.
6.10%, 03/15/18	100,000	110,398
2.90%, 09/15/22 (b)	400,000	396,901
		21,195,736
Communications 2.4%
21st Century Fox America, Inc.
6.90%, 03/01/19	180,000	207,180
4.00%, 10/01/23	400,000	410,609
6.15%, 03/01/37	200,000	226,867
6.15%, 02/15/41	350,000	400,524
America Movil S.A.B. de C.V.
3.13%, 07/16/22	200,000	194,680
6.13%, 03/30/40	500,000	552,020
4.38%, 07/16/42	500,000	451,185
American Tower Corp.
3.40%, 02/15/19	750,000	772,642
5.05%, 09/01/20	250,000	273,535
5.00%, 02/15/24	100,000	105,245
AT&T Mobility LLC
7.13%, 12/15/31	50,000	61,876
Security Rate, Maturity Date	Face Amount ($)	Value ($)
AT&T, Inc.
1.40%, 12/01/17	750,000	746,916
5.50%, 02/01/18	400,000	433,655
5.80%, 02/15/19	200,000	222,562
2.45%, 06/23/20 (b)	500,000	492,841
3.00%, 02/15/22	350,000	343,987
6.15%, 09/15/34	700,000	766,400
4.50%, 05/15/35 (b)	1,000,000	917,699
5.35%, 09/01/40	250,000	247,799
5.55%, 08/15/41	400,000	407,301
4.30%, 12/15/42 (b)	750,000	646,939
4.35%, 06/15/45 (b)	200,000	172,333
4.75%, 05/15/46 (b)	500,000	459,917
CBS Corp.
5.50%, 05/15/33	300,000	304,081
4.90%, 08/15/44 (b)	400,000	370,730
4.60%, 01/15/45 (b)	250,000	220,895
CC Holdings GS V LLC
3.85%, 04/15/23	200,000	199,620
CCO Safari II LLC
4.91%, 07/23/25 (b)(c)	1,500,000	1,495,105
6.38%, 10/23/35 (b)(c)	500,000	507,002
6.48%, 10/23/45 (b)(c)	500,000	505,754
Comcast Corp.
6.50%, 01/15/17	350,000	373,991
5.15%, 03/01/20	500,000	564,811
6.95%, 08/15/37	350,000	461,541
4.65%, 07/15/42	500,000	515,292
DIRECTV Holdings LLC
5.88%, 10/01/19	400,000	448,592
4.60%, 02/15/21 (b)	500,000	535,341
5.00%, 03/01/21	250,000	272,811
4.45%, 04/01/24 (b)	500,000	513,795
3.95%, 01/15/25 (b)	250,000	245,677
6.00%, 08/15/40 (b)	1,000,000	1,031,810
5.15%, 03/15/42	400,000	377,188
Discovery Communications LLC
3.45%, 03/15/25 (b)	500,000	464,143
Embarq Corp.
8.00%, 06/01/36	1,250,000	1,292,575
Grupo Televisa S.A.B.
6.00%, 05/15/18	200,000	218,800
6.63%, 01/15/40	500,000	545,050
5.00%, 05/13/45 (b)	850,000	772,124
NBCUniversal Media LLC
5.15%, 04/30/20	1,000,000	1,129,446
4.38%, 04/01/21 (h)	250,000	274,095
2.88%, 01/15/23	1,250,000	1,239,536
5.95%, 04/01/41	350,000	419,806
Omnicom Group, Inc.
4.45%, 08/15/20	250,000	270,301
3.65%, 11/01/24 (b)	250,000	245,966
Qwest Corp.
6.75%, 12/01/21	350,000	371,219
Rogers Communications, Inc.
3.00%, 03/15/23 (b)	250,000	240,918
TCI Communications, Inc.
7.13%, 02/15/28	300,000	388,921

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Telefonica Emisiones S.A.U.
6.22%, 07/03/17	150,000	161,993
5.13%, 04/27/20	250,000	275,785
5.46%, 02/16/21	250,000	279,668
4.57%, 04/27/23	150,000	157,107
7.05%, 06/20/36	150,000	176,419
Telefonos de Mexico S.A.B. de C.V.
5.50%, 11/15/19	600,000	665,280
Time Warner, Inc.
2.10%, 06/01/19	750,000	751,288
4.75%, 03/29/21	300,000	326,603
3.55%, 06/01/24 (b)	400,000	397,087
7.63%, 04/15/31	100,000	128,011
7.70%, 05/01/32	200,000	260,380
6.50%, 11/15/36	250,000	291,370
Verizon Communications, Inc.
1.35%, 06/09/17	750,000	749,258
3.65%, 09/14/18	650,000	685,638
6.35%, 04/01/19	500,000	570,146
4.50%, 09/15/20	500,000	542,245
4.60%, 04/01/21	500,000	539,984
3.00%, 11/01/21 (b)	500,000	499,315
5.15%, 09/15/23	500,000	553,254
4.15%, 03/15/24 (b)	1,000,000	1,036,173
3.50%, 11/01/24 (b)	1,000,000	985,104
7.75%, 12/01/30	100,000	133,920
6.40%, 09/15/33	750,000	861,590
4.40%, 11/01/34 (b)	1,700,000	1,586,749
5.85%, 09/15/35	500,000	546,249
6.55%, 09/15/43	500,000	592,781
4.52%, 09/15/48	388,000	342,337
5.01%, 08/21/54	300,000	274,146
Viacom, Inc.
2.50%, 12/15/16	500,000	505,772
4.50%, 03/01/21	1,000,000	1,038,814
4.25%, 09/01/23 (b)	150,000	147,189
3.88%, 04/01/24 (b)	400,000	375,660
6.88%, 04/30/36	200,000	208,366
Vodafone Group PLC
1.50%, 02/19/18	500,000	496,420
2.95%, 02/19/23	1,000,000	948,457
Walt Disney Co.
1.10%, 12/01/17	250,000	250,089
2.35%, 12/01/22	1,250,000	1,235,811
		45,908,106
Consumer Cyclical 1.7%
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (b)(c)	250,000	240,683
4.50%, 11/28/34 (b)(c)	500,000	467,468
Amazon.com, Inc.
2.50%, 11/29/22 (b)	400,000	388,180
3.80%, 12/05/24 (b)	500,000	512,777
4.95%, 12/05/44 (b)	500,000	512,749
AutoZone, Inc.
3.70%, 04/15/22 (b)	500,000	515,128
3.25%, 04/15/25 (b)	500,000	491,462
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Carnival Corp.
1.88%, 12/15/17	1,500,000	1,507,735
3.95%, 10/15/20	350,000	367,366
CVS Health Corp.
5.75%, 06/01/17	500,000	536,839
2.25%, 08/12/19 (b)	250,000	252,923
4.75%, 05/18/20 (b)	500,000	546,364
3.38%, 08/12/24 (b)	250,000	251,669
5.30%, 12/05/43 (b)	200,000	221,501
5.13%, 07/20/45 (b)	500,000	539,578
Delphi Corp.
5.00%, 02/15/23 (b)	300,000	311,250
4.15%, 03/15/24 (b)	150,000	151,525
eBay, Inc.
1.35%, 07/15/17	500,000	497,371
Ford Motor Co.
7.45%, 07/16/31	425,000	529,256
4.75%, 01/15/43	600,000	564,917
Ford Motor Credit Co. LLC
6.63%, 08/15/17	1,450,000	1,566,051
2.15%, 01/09/18	750,000	747,858
2.38%, 01/16/18	500,000	500,836
4.25%, 09/20/22	1,000,000	1,032,587
Gap, Inc.
5.95%, 04/12/21 (b)	450,000	487,687
General Motors Co.
3.50%, 10/02/18	250,000	252,643
4.88%, 10/02/23	1,250,000	1,273,984
6.25%, 10/02/43	250,000	266,824
Home Depot, Inc.
2.00%, 06/15/19 (b)	500,000	505,709
3.75%, 02/15/24 (b)	500,000	531,144
5.88%, 12/16/36	300,000	369,442
4.88%, 02/15/44 (b)	100,000	111,247
Host Hotels & Resorts LP
3.75%, 10/15/23 (b)	250,000	245,116
Johnson Controls, Inc.
3.63%, 07/02/24 (b)	500,000	487,225
6.00%, 01/15/36	500,000	552,571
4.63%, 07/02/44 (b)	200,000	184,232
Lowe's Cos., Inc.
5.40%, 10/15/16	600,000	627,206
3.12%, 04/15/22 (b)	750,000	766,036
Macy's Retail Holdings, Inc.
5.90%, 12/01/16	210,000	220,999
2.88%, 02/15/23 (b)	200,000	188,427
5.13%, 01/15/42 (b)	300,000	281,396
Marriott International, Inc.
6.38%, 06/15/17	250,000	270,051
3.00%, 03/01/19 (b)	200,000	204,585
3.13%, 10/15/21 (b)	200,000	203,217
McDonald's Corp.
5.30%, 03/15/17 (h)	86,000	91,096
5.35%, 03/01/18	150,000	163,531
3.38%, 05/26/25 (b)	350,000	352,059
3.70%, 02/15/42	114,000	99,116

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
NIKE, Inc.
2.25%, 05/01/23 (b)	100,000	96,639
3.63%, 05/01/43 (b)	50,000	47,004
Nordstrom, Inc.
4.00%, 10/15/21 (b)	150,000	160,415
QVC, Inc.
5.45%, 08/15/34 (b)	200,000	179,200
Starbucks Corp.
2.70%, 06/15/22 (b)	500,000	506,430
3.85%, 10/01/23 (b)	300,000	318,597
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 05/15/18	100,000	110,953
4.50%, 10/01/34 (b)	250,000	221,232
Target Corp.
6.00%, 01/15/18	500,000	552,304
2.30%, 06/26/19	500,000	510,980
3.50%, 07/01/24	250,000	261,284
Toyota Motor Credit Corp.
1.45%, 01/12/18	500,000	500,750
3.40%, 09/15/21	1,350,000	1,406,194
Wal-Mart Stores, Inc.
3.25%, 10/25/20	500,000	530,651
2.55%, 04/11/23 (b)	700,000	692,233
5.25%, 09/01/35	550,000	636,577
6.50%, 08/15/37	500,000	657,730
6.20%, 04/15/38	700,000	899,914
4.00%, 04/11/43 (b)	500,000	487,160
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (b)	250,000	249,139
4.80%, 11/18/44 (b)	600,000	577,378
Wyndham Worldwide Corp.
5.63%, 03/01/21	100,000	108,805
		31,701,185
Consumer Non-Cyclical 3.4%
AbbVie, Inc.
1.75%, 11/06/17	200,000	200,697
2.00%, 11/06/18	700,000	703,194
2.90%, 11/06/22	500,000	487,931
3.20%, 11/06/22 (b)	300,000	300,213
4.40%, 11/06/42	1,000,000	917,242
Actavis Funding SCS
3.85%, 06/15/24 (b)	500,000	490,667
4.75%, 03/15/45 (b)	500,000	455,693
Allergan, Inc.
2.80%, 03/15/23 (b)	1,150,000	1,071,107
Altria Group, Inc.
9.25%, 08/06/19	250,000	311,837
4.75%, 05/05/21	500,000	545,476
2.85%, 08/09/22	600,000	587,117
2.95%, 05/02/23	800,000	777,922
4.25%, 08/09/42	200,000	185,595
Amgen, Inc.
5.85%, 06/01/17	200,000	214,301
3.88%, 11/15/21 (b)	500,000	527,552
5.15%, 11/15/41 (b)	500,000	515,715
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Anheuser-Busch InBev Finance, Inc.
1.13%, 01/27/17	100,000	100,276
2.15%, 02/01/19	400,000	401,289
3.70%, 02/01/24	200,000	202,973
4.63%, 02/01/44	350,000	342,000
Anheuser-Busch InBev Worldwide, Inc.
1.38%, 07/15/17	500,000	499,987
7.75%, 01/15/19	500,000	587,817
6.88%, 11/15/19	350,000	411,393
5.00%, 04/15/20	250,000	276,904
AstraZeneca PLC
6.45%, 09/15/37	150,000	194,513
Baxalta, Inc.
2.00%, 06/22/18 (c)	1,000,000	997,654
2.88%, 06/23/20 (b)(c)	750,000	750,542
4.00%, 06/23/25 (b)(c)	1,750,000	1,756,216
5.25%, 06/23/45 (b)(c)	1,000,000	1,011,609
Biogen, Inc.
4.05%, 09/15/25 (b)	500,000	506,099
Boston Scientific Corp.
6.00%, 01/15/20	150,000	168,385
4.13%, 10/01/23 (b)	100,000	102,477
Bottling Group LLC
5.13%, 01/15/19	500,000	552,797
Bristol-Myers Squibb Co.
3.25%, 08/01/42	100,000	86,265
Campbell Soup Co.
2.50%, 08/02/22	350,000	336,987
Cardinal Health, Inc.
1.90%, 06/15/17	400,000	403,219
1.70%, 03/15/18	750,000	747,659
1.95%, 06/15/18	250,000	250,433
3.75%, 09/15/25 (b)	250,000	254,452
4.90%, 09/15/45 (b)	500,000	509,883
Celgene Corp.
2.30%, 08/15/18	750,000	759,707
2.88%, 08/17/20	1,000,000	1,010,212
3.55%, 08/15/22	1,000,000	1,016,632
3.63%, 05/15/24 (b)	700,000	698,242
4.63%, 05/15/44 (b)	300,000	285,734
5.00%, 08/15/45 (b)	250,000	248,930
Colgate-Palmolive Co.
2.63%, 05/01/17	100,000	102,965
1.75%, 03/15/19	500,000	505,146
3.25%, 03/15/24	200,000	207,947
ConAgra Foods, Inc.
3.20%, 01/25/23 (b)	1,000,000	961,012
Delhaize Group S.A.
5.70%, 10/01/40	750,000	795,901
Diageo Capital PLC
5.75%, 10/23/17	300,000	326,056
1.13%, 04/29/18	200,000	198,904
5.88%, 09/30/36	150,000	177,860
Dr Pepper Snapple Group, Inc.
3.20%, 11/15/21 (b)	1,500,000	1,536,787
Eli Lilly & Co.
1.25%, 03/01/18	500,000	499,881
3.70%, 03/01/45 (b)	500,000	472,007

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Express Scripts Holding Co.
2.25%, 06/15/19	500,000	498,869
3.50%, 06/15/24 (b)	250,000	246,481
6.13%, 11/15/41	750,000	868,423
General Mills, Inc.
5.40%, 06/15/40	500,000	561,382
Genzyme Corp.
5.00%, 06/15/20	250,000	281,387
Gilead Sciences, Inc.
1.85%, 09/04/18	250,000	251,853
2.05%, 04/01/19	1,000,000	1,007,357
2.50%, 09/01/20	500,000	503,472
4.40%, 12/01/21 (b)	350,000	379,571
3.70%, 04/01/24 (b)	400,000	409,741
3.50%, 02/01/25 (b)	500,000	504,136
5.65%, 12/01/41 (b)	200,000	226,288
4.80%, 04/01/44 (b)	350,000	352,853
4.50%, 02/01/45 (b)	250,000	240,836
4.78%, 03/01/46 (b)	750,000	755,261
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/18	150,000	166,396
2.85%, 05/08/22	150,000	149,875
Hasbro, Inc.
6.30%, 09/15/17	100,000	108,670
6.35%, 03/15/40	450,000	511,790
Johnson & Johnson
5.55%, 08/15/17	250,000	271,264
Kimberly-Clark Corp.
3.63%, 08/01/20	500,000	532,101
6.63%, 08/01/37	100,000	131,899
5.30%, 03/01/41	200,000	234,318
Koninklijke Philips N.V.
5.00%, 03/15/42	100,000	98,026
Kraft Foods Group, Inc.
5.38%, 02/10/20	1,000,000	1,117,993
3.50%, 06/06/22	500,000	510,878
5.00%, 06/04/42	1,000,000	1,029,480
Kraft Heinz Foods Co.
5.20%, 07/15/45 (b)	500,000	531,564
Lorillard Tobacco Co.
2.30%, 08/21/17	1,000,000	1,009,705
McKesson Corp.
2.28%, 03/15/19	300,000	300,878
3.80%, 03/15/24 (b)	500,000	513,639
Medtronic, Inc.
2.50%, 03/15/20	750,000	760,580
3.63%, 03/15/24 (b)	200,000	205,566
3.50%, 03/15/25	1,000,000	1,021,571
4.00%, 04/01/43 (b)	300,000	280,265
4.63%, 03/15/45	250,000	258,402
Merck & Co., Inc.
3.88%, 01/15/21 (b)	200,000	215,213
Molson Coors Brewing Co.
3.50%, 05/01/22	200,000	199,047
Mondelez International, Inc.
2.25%, 02/01/19 (b)	500,000	503,523
4.00%, 02/01/24 (b)	400,000	415,220
6.88%, 02/01/38	500,000	646,934
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Newell Rubbermaid, Inc.
2.88%, 12/01/19 (b)	400,000	403,908
4.70%, 08/15/20	150,000	165,350
Novartis Capital Corp.
4.40%, 04/24/20 (h)	100,000	110,824
PepsiCo, Inc.
1.25%, 08/13/17	250,000	251,765
2.25%, 01/07/19 (b)	750,000	765,640
4.88%, 11/01/40	200,000	218,193
4.60%, 07/17/45 (b)	500,000	523,795
Perrigo Finance plc
3.90%, 12/15/24 (b)	500,000	493,394
Pfizer, Inc.
6.20%, 03/15/19 (h)	225,000	257,086
4.40%, 05/15/44	500,000	503,542
Philip Morris International, Inc.
1.13%, 08/21/17	100,000	99,996
4.50%, 03/26/20	250,000	274,023
2.90%, 11/15/21	1,000,000	1,006,178
2.50%, 08/22/22	100,000	97,737
6.38%, 05/16/38	650,000	811,685
4.25%, 11/10/44	200,000	193,695
Procter & Gamble Co.
4.70%, 02/15/19	650,000	718,093
5.55%, 03/05/37	100,000	122,099
Quest Diagnostics, Inc.
4.75%, 01/15/20	400,000	434,826
2.50%, 03/30/20 (b)	500,000	499,560
4.25%, 04/01/24 (b)	500,000	514,581
Reynolds American, Inc.
6.75%, 06/15/17	100,000	108,298
3.25%, 11/01/22	100,000	99,646
4.45%, 06/12/25 (b)	500,000	524,186
5.85%, 08/15/45 (b)	500,000	558,339
Sanofi
1.25%, 04/10/18	100,000	99,836
4.00%, 03/29/21	150,000	162,022
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	40,000	38,371
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	14,000	16,067
The Coca-Cola Co.
3.15%, 11/15/20	1,000,000	1,048,437
3.20%, 11/01/23	500,000	513,787
The Kroger Co.
3.85%, 08/01/23 (b)	350,000	362,039
7.50%, 04/01/31 (h)	100,000	129,226
Thermo Fisher Scientific, Inc.
4.50%, 03/01/21	50,000	54,084
3.60%, 08/15/21 (b)	50,000	51,457
4.15%, 02/01/24 (b)	200,000	207,509
5.30%, 02/01/44 (b)	200,000	211,214
Unilever Capital Corp.
4.25%, 02/10/21	300,000	333,176
Wyeth LLC
5.95%, 04/01/37	500,000	601,931

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Zimmer Biomet Holdings, Inc.
2.00%, 04/01/18	1,000,000	1,001,854
2.70%, 04/01/20 (b)	500,000	502,347
4.25%, 08/15/35 (b)	500,000	469,557
Zoetis, Inc.
3.25%, 02/01/23 (b)	250,000	240,489
4.70%, 02/01/43 (b)	100,000	89,925
		64,250,485
Energy 2.5%
Anadarko Petroleum Corp.
6.38%, 09/15/17	200,000	215,925
6.45%, 09/15/36	500,000	551,707
Apache Corp.
6.90%, 09/15/18	100,000	113,668
3.25%, 04/15/22 (b)	1,500,000	1,462,491
4.75%, 04/15/43 (b)	600,000	543,400
Baker Hughes, Inc.
3.20%, 08/15/21 (b)	300,000	301,614
BP Capital Markets PLC
1.85%, 05/05/17	1,000,000	1,008,832
4.75%, 03/10/19	250,000	273,535
2.32%, 02/13/20	750,000	753,251
4.50%, 10/01/20	300,000	330,029
4.74%, 03/11/21	1,000,000	1,107,088
3.06%, 03/17/22	500,000	501,594
3.25%, 05/06/22	200,000	201,464
Buckeye Partners LP
4.35%, 10/15/24 (b)	300,000	281,586
Cameron International Corp.
4.00%, 12/15/23 (b)	500,000	514,090
Canadian Natural Resources Ltd.
5.70%, 05/15/17	300,000	316,717
3.80%, 04/15/24 (b)	150,000	138,962
6.25%, 03/15/38	100,000	99,910
Chevron Corp.
1.10%, 12/05/17 (b)	500,000	498,156
1.72%, 06/24/18 (b)	1,000,000	1,008,149
3.19%, 06/24/23 (b)	400,000	405,766
Cimarex Energy Co.
5.88%, 05/01/22 (b)	750,000	787,939
Conoco, Inc.
6.95%, 04/15/29	200,000	248,148
ConocoPhillips
5.20%, 05/15/18	250,000	272,150
ConocoPhillips Canada
5.63%, 10/15/16	150,000	156,645
Devon Energy Corp.
2.25%, 12/15/18 (b)	500,000	501,307
Dominion Gas Holdings LLC
4.80%, 11/01/43 (b)	100,000	98,523
Enbridge, Inc.
4.50%, 06/10/44 (b)	150,000	117,546
Encana Corp.
6.50%, 05/15/19	150,000	164,622
3.90%, 11/15/21 (b)	200,000	184,503
6.50%, 02/01/38	175,000	154,828
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Energy Transfer Partners LP
4.15%, 10/01/20 (b)	500,000	506,306
5.20%, 02/01/22 (b)	500,000	502,981
4.75%, 01/15/26 (b)	1,000,000	921,910
4.90%, 03/15/35 (b)	500,000	405,051
6.63%, 10/15/36	200,000	190,807
7.50%, 07/01/38	100,000	105,197
6.50%, 02/01/42 (b)	1,000,000	920,391
6.13%, 12/15/45 (b)	500,000	445,328
EnLink Midstream Partners LP
2.70%, 04/01/19 (b)	1,750,000	1,730,930
5.05%, 04/01/45 (b)	500,000	425,117
Ensco PLC
4.70%, 03/15/21	500,000	421,535
4.50%, 10/01/24 (b)	150,000	111,001
5.75%, 10/01/44 (b)	400,000	277,498
Enterprise Products Operating LLC
6.30%, 09/15/17	100,000	108,578
2.55%, 10/15/19 (b)	500,000	499,041
3.90%, 02/15/24 (b)	400,000	393,414
3.75%, 02/15/25 (b)	150,000	143,231
6.65%, 10/15/34	250,000	280,571
4.85%, 03/15/44 (b)	100,000	89,472
EOG Resources, Inc.
5.63%, 06/01/19	500,000	563,292
2.63%, 03/15/23 (b)	750,000	729,034
3.90%, 04/01/35 (b)	500,000	473,412
Exxon Mobil Corp.
3.57%, 03/06/45 (b)	500,000	472,927
Halliburton Co.
6.15%, 09/15/19	125,000	142,562
6.70%, 09/15/38	100,000	122,131
Helmerich & Payne International Drilling Co.
4.65%, 03/15/25 (b)	1,750,000	1,745,410
Hess Corp.
8.13%, 02/15/19	200,000	233,748
7.30%, 08/15/31	150,000	168,710
7.13%, 03/15/33	100,000	111,399
Husky Energy, Inc.
7.25%, 12/15/19	200,000	229,056
3.95%, 04/15/22 (b)	1,000,000	967,154
6.80%, 09/15/37	500,000	544,743
Kerr-McGee Corp.
6.95%, 07/01/24	250,000	293,152
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	100,000	107,122
6.85%, 02/15/20 (h)	50,000	56,453
4.30%, 05/01/24 (b)	300,000	274,359
5.80%, 03/15/35	100,000	89,852
5.00%, 08/15/42 (b)	100,000	79,282
4.70%, 11/01/42 (b)	300,000	226,758
5.40%, 09/01/44 (b)	400,000	331,403
Kinder Morgan, Inc.
7.25%, 06/01/18	750,000	829,619
4.30%, 06/01/25 (b)	250,000	225,019
5.55%, 06/01/45 (b)	700,000	583,348
Magellan Midstream Partners LP
4.20%, 12/01/42 (b)	100,000	83,036

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Marathon Oil Corp.
2.80%, 11/01/22 (b)	300,000	268,916
6.60%, 10/01/37	200,000	200,989
Marathon Petroleum Corp.
5.13%, 03/01/21 (h)	250,000	272,742
4.75%, 09/15/44 (b)	250,000	223,029
MPLX LP
4.00%, 02/15/25 (b)	250,000	229,753
Murphy Oil Corp.
5.13%, 12/01/42 (b)	200,000	146,910
Nabors Industries, Inc.
6.15%, 02/15/18	200,000	210,756
Nisource Finance Corp.
3.85%, 02/15/23 (b)	100,000	103,905
Noble Energy, Inc.
6.00%, 03/01/41 (b)	250,000	237,746
5.25%, 11/15/43 (b)	400,000	356,632
Noble Holding International Ltd.
5.95%, 04/01/25 (b)	250,000	195,990
Occidental Petroleum Corp.
1.75%, 02/15/17	500,000	504,440
4.10%, 02/01/21 (b)	100,000	107,758
Phillips 66
4.88%, 11/15/44 (b)	1,000,000	960,577
Phillips 66 Partners LP
3.61%, 02/15/25 (b)	500,000	459,457
Pioneer Natural Resources Co.
6.65%, 03/15/17	350,000	370,793
7.50%, 01/15/20	250,000	287,730
Plains All American Pipeline LP
5.75%, 01/15/20	100,000	110,008
3.65%, 06/01/22 (b)	200,000	195,930
3.85%, 10/15/23 (b)	150,000	145,417
6.65%, 01/15/37	100,000	106,435
Shell International Finance BV
4.30%, 09/22/19	100,000	108,989
6.38%, 12/15/38	500,000	625,847
4.55%, 08/12/43	250,000	252,557
Southern Natural Gas Co.
5.90%, 04/01/17 (c)	150,000	158,037
Spectra Energy Capital LLC
6.20%, 04/15/18	350,000	379,328
5.65%, 03/01/20	300,000	325,082
Spectra Energy Partners LP
4.75%, 03/15/24 (b)	100,000	103,541
5.95%, 09/25/43 (b)	600,000	618,470
Suncor Energy, Inc.
6.10%, 06/01/18	1,000,000	1,104,924
5.95%, 12/01/34	250,000	279,315
6.50%, 06/15/38	150,000	180,290
Tosco Corp.
7.80%, 01/01/27	150,000	195,740
Total Capital International S.A.
2.88%, 02/17/22	500,000	498,899
3.75%, 04/10/24	500,000	517,188
Security Rate, Maturity Date	Face Amount ($)	Value ($)
TransCanada PipeLines Ltd.
1.88%, 01/12/18	750,000	753,813
4.63%, 03/01/34 (b)	100,000	96,016
7.63%, 01/15/39	100,000	128,198
Valero Energy Corp.
6.13%, 06/15/17	750,000	804,691
9.38%, 03/15/19	500,000	610,245
4.90%, 03/15/45	500,000	446,747
Weatherford International LLC
6.35%, 06/15/17	250,000	255,927
Weatherford International Ltd.
5.13%, 09/15/20	250,000	218,096
4.50%, 04/15/22 (b)	175,000	141,731
Western Gas Partners LP
3.95%, 06/01/25 (b)	500,000	469,237
Williams Cos., Inc.
7.88%, 09/01/21	300,000	305,187
4.55%, 06/24/24 (b)	250,000	198,571
5.75%, 06/24/44 (b)	350,000	242,416
Williams Partners LP
7.25%, 02/01/17	550,000	585,407
5.25%, 03/15/20	250,000	266,746
3.60%, 03/15/22 (b)	100,000	92,454
		48,135,087
Other Industrial 0.0%
Cintas Corp. No. 2
3.25%, 06/01/22 (b)	500,000	508,374
		508,374
Technology 1.5%
Amphenol Corp.
3.13%, 09/15/21 (b)	400,000	404,822
Apple, Inc.
1.05%, 05/05/17	500,000	502,044
1.00%, 05/03/18	1,000,000	995,709
2.40%, 05/03/23	1,000,000	970,183
3.85%, 05/03/43	1,000,000	914,226
3.45%, 02/09/45	500,000	424,390
Applied Materials, Inc.
2.63%, 10/01/20 (b)	250,000	250,930
Arrow Electronics, Inc.
3.00%, 03/01/18	300,000	303,563
4.50%, 03/01/23 (b)	200,000	204,825
Broadcom Corp.
3.50%, 08/01/24 (b)	500,000	495,482
Cisco Systems, Inc.
1.10%, 03/03/17	750,000	752,627
4.45%, 01/15/20	350,000	385,795
3.63%, 03/04/24	250,000	262,367
5.90%, 02/15/39	100,000	122,291
Corning, Inc.
1.45%, 11/15/17	200,000	200,139
EMC Corp.
1.88%, 06/01/18	750,000	752,152
2.65%, 06/01/20	500,000	505,124

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Fidelity National Information Services, Inc.
3.50%, 04/15/23 (b)	300,000	285,482
Fiserv, Inc.
4.63%, 10/01/20	750,000	818,939
3.85%, 06/01/25 (b)	500,000	508,624
Flextronics International Ltd.
4.75%, 06/15/25 (b)(c)	500,000	485,610
Google, Inc.
3.38%, 02/25/24	100,000	103,853
Harris Corp.
6.15%, 12/15/40	150,000	161,767
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (b)(c)(g)	500,000	499,860
4.90%, 10/15/25 (b)(c)(g)	250,000	249,313
6.20%, 10/15/35 (b)(c)(g)	250,000	249,830
Hewlett-Packard Co.
2.60%, 09/15/17	500,000	507,658
2.75%, 01/14/19	400,000	406,608
3.75%, 12/01/20	300,000	310,533
Ingram Micro, Inc.
5.00%, 08/10/22 (b)	250,000	258,844
4.95%, 12/15/24 (b)	100,000	103,361
Intel Corp.
1.95%, 10/01/16	350,000	354,221
3.70%, 07/29/25 (b)	1,000,000	1,027,197
4.25%, 12/15/42 (h)	250,000	242,317
International Business Machines Corp.
5.70%, 09/14/17	500,000	543,637
3.38%, 08/01/23	150,000	152,929
3.63%, 02/12/24	750,000	773,674
KLA-Tencor Corp.
3.38%, 11/01/19 (b)	350,000	359,375
4.65%, 11/01/24 (b)	500,000	500,558
5.65%, 11/01/34 (b)	350,000	341,329
Lam Research Corp.
3.80%, 03/15/25 (b)	500,000	485,486
Microsoft Corp.
1.63%, 12/06/18	1,000,000	1,013,719
4.50%, 10/01/40 (h)	100,000	104,763
5.30%, 02/08/41	500,000	582,572
NetApp, Inc.
2.00%, 12/15/17	500,000	500,790
3.38%, 06/15/21 (b)	500,000	493,440
3.25%, 12/15/22 (b)	250,000	241,080
Oracle Corp.
2.25%, 10/08/19	500,000	506,055
3.40%, 07/08/24 (b)	650,000	660,273
2.95%, 05/15/25 (b)	500,000	488,066
4.30%, 07/08/34 (b)	400,000	401,798
6.13%, 07/08/39	750,000	913,495
Pitney Bowes, Inc.
4.63%, 03/15/24 (b)	350,000	353,354
Seagate HDD Cayman
3.75%, 11/15/18	800,000	819,027
4.75%, 06/01/23	750,000	741,383
4.75%, 01/01/25	500,000	480,864
5.75%, 12/01/34 (b)(c)	500,000	482,271
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Verisk Analytics, Inc.
4.00%, 06/15/25 (b)	500,000	495,454
Xerox Corp.
2.75%, 03/15/19	300,000	301,833
2.75%, 09/01/20	500,000	484,213
		28,242,124
Transportation 0.6%
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/27	750,000	731,475
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	140,000	153,969
3.85%, 09/01/23 (b)	400,000	415,904
5.05%, 03/01/41 (b)	500,000	528,418
4.55%, 09/01/44 (b)	400,000	393,898
Canadian National Railway Co.
2.95%, 11/21/24 (b)	150,000	148,013
4.50%, 11/07/43 (b)	300,000	317,798
Canadian Pacific Railway Co.
4.50%, 01/15/22	500,000	538,982
5.75%, 01/15/42	250,000	284,128
Continental Airlines 2010-1 Class A Pass Through Trust
4.75%, 07/12/22	384,034	403,505
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 10/11/25	90,156	92,437
CSX Corp.
4.25%, 06/01/21 (b)	150,000	161,689
4.10%, 03/15/44 (b)	100,000	91,932
FedEx Corp.
2.63%, 08/01/22	200,000	195,745
3.90%, 02/01/35	300,000	276,716
3.88%, 08/01/42	200,000	175,893
Kansas City Southern de Mexico S.A. de C.V.
2.35%, 05/15/20 (b)	350,000	344,324
Norfolk Southern Corp.
3.00%, 04/01/22 (b)	750,000	748,618
4.84%, 10/01/41	100,000	101,034
Ryder System, Inc.
2.55%, 06/01/19 (b)	300,000	300,977
Union Pacific Corp.
5.70%, 08/15/18	1,000,000	1,120,723
3.65%, 02/15/24 (b)	500,000	522,811
3.25%, 08/15/25 (b)	500,000	505,069
4.15%, 01/15/45 (b)	1,000,000	995,802
United Parcel Service, Inc.
5.50%, 01/15/18	150,000	164,812
5.13%, 04/01/19	150,000	168,121
6.20%, 01/15/38	200,000	259,142
4.88%, 11/15/40 (b)	400,000	451,340
		10,593,275
		269,975,474

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Utilities 1.8%
Electric 1.7%
Alabama Power Co.
3.55%, 12/01/23	350,000	362,138
American Electric Power Co., Inc.
1.65%, 12/15/17 (b)	1,000,000	997,448
Appalachian Power Co.
3.40%, 06/01/25 (b)	300,000	297,618
7.00%, 04/01/38	750,000	971,893
4.45%, 06/01/45 (b)	500,000	487,333
Arizona Public Service Co.
2.20%, 01/15/20 (b)	250,000	249,902
Berkshire Hathaway Energy Co.
5.75%, 04/01/18 (h)	700,000	767,940
2.40%, 02/01/20 (b)	300,000	301,375
6.13%, 04/01/36 (h)	500,000	603,945
5.95%, 05/15/37	250,000	295,930
6.50%, 09/15/37	500,000	630,102
5.15%, 11/15/43 (b)	800,000	867,465
4.50%, 02/01/45 (b)	350,000	348,343
CMS Energy Corp.
6.25%, 02/01/20	1,000,000	1,154,482
4.70%, 03/31/43 (b)	250,000	253,756
Consolidated Edison Co. of New York, Inc.
5.85%, 04/01/18	200,000	220,957
Consumers Energy Co.
3.38%, 08/15/23 (b)	500,000	514,804
3.95%, 05/15/43 (b)	250,000	246,150
Delmarva Power & Light Co.
3.50%, 11/15/23 (b)	500,000	517,886
Dominion Resources, Inc.
1.90%, 06/15/18	1,100,000	1,099,668
5.25%, 08/01/33	500,000	540,497
4.05%, 09/15/42 (b)	800,000	727,714
DTE Energy Co.
3.30%, 06/15/22 (b)(c)	500,000	512,390
Duke Energy Carolinas LLC
6.05%, 04/15/38	200,000	251,388
5.30%, 02/15/40	600,000	712,221
Duke Energy Corp.
2.10%, 06/15/18 (b)	1,000,000	1,012,368
3.75%, 04/15/24 (b)	1,000,000	1,031,359
Duke Energy Florida LLC
6.40%, 06/15/38	91,000	119,645
Duke Energy Progress, Inc.
4.15%, 12/01/44 (b)	500,000	504,315
Exelon Generation Co. LLC
2.95%, 01/15/20 (b)	500,000	507,123
4.00%, 10/01/20 (b)	500,000	525,253
5.60%, 06/15/42 (b)	750,000	752,507
Florida Power & Light Co.
5.95%, 02/01/38	150,000	190,845
3.80%, 12/15/42 (b)	275,000	263,004
Georgia Power Co.
4.75%, 09/01/40	500,000	495,533
Security Rate, Maturity Date	Face Amount ($)	Value ($)
LG&E & KU Energy LLC
3.75%, 11/15/20 (b)	250,000	261,552
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18 (h)	100,000	108,846
NextEra Energy Capital Holdings, Inc.
3.63%, 06/15/23 (b)	500,000	505,623
Ohio Power Co.
5.38%, 10/01/21	750,000	856,741
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (b)	350,000	349,360
4.55%, 12/01/41 (b)	200,000	201,099
Pacific Gas & Electric Co.
4.25%, 05/15/21 (b)	200,000	217,091
4.30%, 03/15/45 (b)	1,000,000	995,827
PPL Capital Funding, Inc.
4.20%, 06/15/22 (b)	1,100,000	1,157,962
3.40%, 06/01/23 (b)	1,000,000	1,003,126
PPL Electric Utilities Corp.
2.50%, 09/01/22 (b)	500,000	488,197
6.25%, 05/15/39	500,000	647,690
PSEG Power LLC
5.13%, 04/15/20	400,000	442,464
Public Service Electric & Gas Co.
3.95%, 05/01/42 (b)	100,000	97,611
Puget Energy, Inc.
6.00%, 09/01/21	250,000	287,835
Puget Sound Energy, Inc.
5.64%, 04/15/41 (b)	250,000	305,388
San Diego Gas & Electric Co.
4.30%, 04/01/42 (b)	300,000	311,440
Sempra Energy
3.55%, 06/15/24 (b)	400,000	403,303
Southern California Edison Co.
5.50%, 08/15/18	100,000	110,978
Southern Power Co.
1.50%, 06/01/18	500,000	494,267
2.38%, 06/01/20 (b)	200,000	196,308
Southwestern Electric Power Co.
5.55%, 01/15/17	400,000	420,950
TransAlta Corp.
6.65%, 05/15/18	250,000	269,501
Union Electric Co.
3.90%, 09/15/42 (b)	100,000	95,906
Virginia Electric & Power Co.
5.95%, 09/15/17	300,000	326,864
6.00%, 05/15/37	300,000	376,790
WEC Energy Group, Inc.
1.65%, 06/15/18	200,000	200,572
Westar Energy, Inc.
4.13%, 03/01/42 (b)	100,000	100,531
Xcel Energy, Inc.
4.70%, 05/15/20 (b)	500,000	543,811
4.80%, 09/15/41 (b)	600,000	622,336
		31,735,266

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Natural Gas 0.1%
Atmos Energy Corp.
4.13%, 10/15/44 (b)	150,000	142,372
ONE Gas, Inc.
3.61%, 02/01/24 (b)	100,000	103,498
4.66%, 02/01/44 (b)	300,000	315,451
Sempra Energy
9.80%, 02/15/19	500,000	619,237
6.00%, 10/15/39	350,000	409,572
Southwest Gas Corp.
3.88%, 04/01/22 (b)	200,000	209,427
		1,799,557
Other Utilities 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (b)	300,000	304,363
		304,363
		33,839,186
Total Corporate Bonds
(Cost $457,515,484)		451,412,745

Foreign Government Securities 4.8% of net assets
Foreign Agencies 1.5%
Austria 0.1%
Oesterreichische Kontrollbank AG
1.13%, 05/29/18	1,000,000	1,001,925
		1,001,925
Canada 0.1%
CNOOC Nexen Finance 2014 ULC
1.63%, 04/30/17	500,000	499,444
Export Development Canada
1.25%, 10/26/16	500,000	504,252
Nexen, Inc.
5.88%, 03/10/35	300,000	333,203
6.40%, 05/15/37	200,000	236,698
		1,573,597
Colombia 0.0%
Ecopetrol S.A.
4.25%, 09/18/18	250,000	253,125
7.63%, 07/23/19	200,000	220,440
5.88%, 09/18/23	100,000	96,500
5.88%, 05/28/45	100,000	76,750
		646,815
Germany 0.7%
Kreditanstalt fuer Wiederaufbau
4.88%, 01/17/17 (d)(h)	800,000	843,712
1.25%, 02/15/17 (d)	600,000	605,325
4.38%, 03/15/18 (d)	1,500,000	1,624,986
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.00%, 06/11/18 (d)	1,000,000	1,000,289
4.50%, 07/16/18 (d)(h)	1,000,000	1,094,663
4.88%, 06/17/19 (d)	1,000,000	1,128,902
4.00%, 01/27/20 (d)	1,000,000	1,107,451
1.50%, 04/20/20 (d)	1,500,000	1,501,575
2.75%, 09/08/20 (d)	1,000,000	1,058,598
2.38%, 08/25/21 (d)	800,000	828,736
2.50%, 11/20/24 (d)	1,000,000	1,029,259
Landwirtschaftliche Rentenbank
5.13%, 02/01/17 (d)	250,000	264,778
1.00%, 04/04/18 (d)	645,000	645,842
1.88%, 09/17/18 (d)	1,000,000	1,022,812
		13,756,928
Japan 0.1%
Japan Bank for International Cooperation
1.75%, 07/31/18	750,000	760,524
1.75%, 11/13/18	1,000,000	1,013,532
		1,774,056
Mexico 0.2%
Petroleos Mexicanos
5.75%, 03/01/18	500,000	530,475
3.13%, 01/23/19	400,000	392,500
3.50%, 07/23/20 (c)	500,000	486,475
5.50%, 01/21/21	400,000	421,580
3.50%, 01/30/23	500,000	451,250
4.88%, 01/18/24	500,000	485,200
6.63%, 06/15/35	500,000	471,250
6.63%, 06/15/38	200,000	183,500
6.50%, 06/02/41	250,000	231,200
5.50%, 06/27/44	935,000	755,012
5.63%, 01/23/46 (c)	250,000	204,400
		4,612,842
Norway 0.1%
Statoil A.S.A.
2.25%, 11/08/19	500,000	504,875
2.45%, 01/17/23	1,000,000	954,903
3.70%, 03/01/24	400,000	411,820
4.25%, 11/23/41	100,000	98,950
		1,970,548
Republic of Korea 0.2%
Export-Import Bank of Korea
4.38%, 09/15/21	300,000	330,170
5.00%, 04/11/22	200,000	224,678
2.88%, 01/21/25	750,000	733,765
Korea Development Bank
3.50%, 08/22/17	500,000	517,717
3.00%, 03/17/19	700,000	723,687
2.25%, 05/18/20	500,000	500,340
		3,030,357

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Sweden 0.0%
Svensk Exportkredit AB
5.13%, 03/01/17	150,000	159,324
1.13%, 04/05/18	250,000	250,405
		409,729
		28,776,797
Foreign Local Government 0.3%
Canada 0.3%
Hydro-Quebec
1.38%, 06/19/17	250,000	252,234
8.05%, 07/07/24 (h)	160,000	222,078
Province of British Columbia
2.00%, 10/23/22	200,000	199,585
Province of Manitoba
1.13%, 06/01/18	250,000	249,791
1.75%, 05/30/19	200,000	201,446
Province of Nova Scotia
5.13%, 01/26/17	500,000	528,109
Province of Ontario
1.10%, 10/25/17	750,000	751,293
3.15%, 12/15/17	500,000	522,607
4.00%, 10/07/19	225,000	245,548
4.40%, 04/14/20	300,000	334,774
2.50%, 09/10/21	500,000	513,266
2.45%, 06/29/22	500,000	507,484
Province of Quebec
5.13%, 11/14/16	250,000	262,376
2.75%, 08/25/21	500,000	517,868
2.63%, 02/13/23	250,000	255,162
7.50%, 09/15/29	168,000	249,423
		5,813,044
Italy 0.0%
Region of Lombardy Italy
5.80%, 10/25/32	111,000	119,412
		119,412
		5,932,456
Sovereign 1.4%
Brazil 0.1%
Brazilian Government International Bond
6.00%, 01/17/17	1,000,000	1,041,500
4.88%, 01/22/21	100,000	97,500
2.63%, 01/05/23	500,000	406,250
4.25%, 01/07/25	500,000	438,125
8.25%, 01/20/34	150,000	155,625
7.13%, 01/20/37	100,000	94,000
5.63%, 01/07/41	400,000	326,000
5.00%, 01/27/45	250,000	188,125
		2,747,125
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Canada 0.0%
Canada Government International Bond
0.88%, 02/14/17	100,000	100,402
1.63%, 02/27/19	300,000	304,659
		405,061
Chile 0.1%
Chile Government International Bond
2.25%, 10/30/22	300,000	288,750
3.13%, 03/27/25	650,000	645,125
3.63%, 10/30/42	100,000	85,750
		1,019,625
Colombia 0.1%
Colombia Government International Bond
7.38%, 01/27/17	650,000	700,375
7.38%, 03/18/19	300,000	340,500
4.50%, 01/28/26 (b)	250,000	244,062
7.38%, 09/18/37	300,000	338,250
6.13%, 01/18/41	250,000	248,750
5.00%, 06/15/45 (b)	350,000	301,875
		2,173,812
Italy 0.1%
Italy Government International Bond
5.38%, 06/12/17	100,000	106,540
6.88%, 09/27/23	400,000	509,011
5.38%, 06/15/33	250,000	288,504
		904,055
Mexico 0.2%
Mexico Government International Bond
5.63%, 01/15/17	1,000,000	1,062,500
3.50%, 01/21/21	150,000	153,000
3.63%, 03/15/22	900,000	910,350
8.00%, 09/24/22	100,000	127,500
4.00%, 10/02/23	350,000	357,350
6.05%, 01/11/40	300,000	329,625
4.75%, 03/08/44	800,000	732,000
5.55%, 01/21/45	600,000	616,500
		4,288,825
Panama 0.1%
Panama Government International Bond
5.20%, 01/30/20	600,000	648,750
4.00%, 09/22/24 (b)	500,000	495,625
3.75%, 03/16/25 (b)	750,000	727,500
6.70%, 01/26/36	200,000	239,000
		2,110,875

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Peru 0.1%
Peruvian Government International Bond
7.13%, 03/30/19 (h)	250,000	289,375
7.35%, 07/21/25	1,000,000	1,250,000
		1,539,375
Philippines 0.2%
Philippine Government International Bond
8.38%, 06/17/19	500,000	616,246
4.20%, 01/21/24	300,000	329,609
5.50%, 03/30/26	600,000	716,122
6.38%, 01/15/32	350,000	449,313
3.95%, 01/20/40	1,000,000	1,013,554
		3,124,844
Poland 0.0%
Poland Government International Bond
6.38%, 07/15/19	400,000	464,064
3.00%, 03/17/23	300,000	300,196
		764,260
Republic of Korea 0.0%
Republic of Korea
7.13%, 04/16/19	150,000	177,330
3.88%, 09/11/23	600,000	655,410
		832,740
South Africa 0.1%
South Africa Government International Bond
6.88%, 05/27/19	100,000	111,730
4.67%, 01/17/24	600,000	595,950
5.38%, 07/24/44	500,000	468,125
		1,175,805
Turkey 0.2%
Turkey Government International Bond
6.75%, 04/03/18	900,000	973,440
7.00%, 03/11/19	750,000	825,465
5.63%, 03/30/21	500,000	523,063
7.38%, 02/05/25	650,000	744,818
4.25%, 04/14/26	700,000	638,313
6.00%, 01/14/41	400,000	391,000
4.88%, 04/16/43	500,000	418,125
		4,514,224
Uruguay 0.1%
Uruguay Government International Bond
4.50%, 08/14/24	250,000	253,125
7.63%, 03/21/36	300,000	372,375
4.13%, 11/20/45	150,000	119,250
5.10%, 06/18/50	250,000	220,000
		964,750
		26,565,376
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Supranational* 1.6%
African Development Bank
0.88%, 05/15/17	400,000	401,157
1.63%, 10/02/18	500,000	507,739
Asian Development Bank
1.13%, 03/15/17	650,000	654,867
1.75%, 09/11/18	750,000	765,361
1.50%, 01/22/20	250,000	251,645
2.00%, 01/22/25	250,000	246,098
5.82%, 06/16/28	1,000,000	1,304,140
Corp. Andina de Fomento
4.38%, 06/15/22	350,000	380,992
Council of Europe Development Bank
1.00%, 03/07/18	500,000	500,562
1.63%, 03/10/20	500,000	504,131
European Bank for Reconstruction & Development
1.00%, 02/16/17	1,000,000	1,007,065
1.75%, 06/14/19	500,000	509,244
European Investment Bank
1.75%, 03/15/17	1,000,000	1,015,978
5.13%, 05/30/17	1,000,000	1,072,682
1.13%, 09/15/17	1,000,000	1,005,985
1.00%, 03/15/18	500,000	500,730
1.00%, 06/15/18	500,000	499,781
1.88%, 03/15/19	700,000	715,371
1.75%, 06/17/19	1,000,000	1,016,653
1.63%, 03/16/20	300,000	302,520
1.38%, 06/15/20	500,000	497,419
4.00%, 02/16/21	700,000	784,416
3.25%, 01/29/24	1,000,000	1,088,451
4.88%, 02/15/36	750,000	946,904
Inter-American Development Bank
5.13%, 09/13/16 (h)	500,000	522,206
1.13%, 03/15/17	500,000	503,750
1.75%, 08/24/18	500,000	510,258
1.75%, 10/15/19	500,000	509,457
3.88%, 02/14/20	200,000	221,301
2.13%, 11/09/20	650,000	672,678
3.88%, 10/28/41	100,000	110,870
3.20%, 08/07/42	100,000	99,508
4.38%, 01/24/44	1,000,000	1,211,184
International Bank for Reconstruction & Development
0.88%, 04/17/17	600,000	601,907
1.88%, 03/15/19	1,750,000	1,791,429
1.88%, 10/07/19	1,800,000	1,842,905
2.25%, 06/24/21	750,000	773,665
2.50%, 11/25/24	250,000	257,147
4.75%, 02/15/35	350,000	438,827
International Finance Corp.
1.13%, 11/23/16	350,000	351,897
2.13%, 11/17/17 (h)	500,000	513,343
1.75%, 09/04/18	500,000	506,943
1.75%, 09/16/19	500,000	506,721

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Nordic Investment Bank
1.00%, 03/07/17	500,000	502,898
2.25%, 09/30/21	250,000	257,759
		29,186,544
Total Foreign Government Securities
(Cost $91,667,132)		90,461,173

Mortgage-Backed Securities 28.3% of net assets
TBA Securities 8.9%
Fannie Mae TBA
2.00%, 11/01/30 (b)(g)	2,000,000	1,983,516
2.50%, 11/01/30 (b)(g)	5,800,000	5,903,856
3.00%, 11/01/30 to 10/01/45 (b)(g)	20,500,000	20,934,336
3.50%, 11/01/30 to 11/01/45 (b)(g)	20,300,000	21,171,745
4.00%, 10/01/45 (b)(g)	18,000,000	19,201,646
4.50%, 10/01/45 (b)(g)	5,000,000	5,420,859
5.00%, 10/01/45 (b)(g)	1,500,000	1,652,959
5.50%, 10/01/45 (b)(g)	500,000	558,565
Freddie Mac TBA
2.00%, 11/01/30 (b)(g)	800,000	792,563
2.50%, 11/01/30 (b)(g)	6,000,000	6,105,123
3.00%, 11/01/30 to 10/01/45 (b)(g)	10,300,000	10,485,256
3.50%, 11/01/30 to 11/01/45 (b)(g)	11,000,000	11,443,941
4.00%, 10/01/45 (b)(g)	9,000,000	9,581,236
4.50%, 10/01/45 (b)(g)	4,500,000	4,870,547
5.00%, 10/01/45 (b)(g)	1,000,000	1,095,625
Ginnie Mae TBA
3.00%, 10/01/45 to 11/01/45 (b)(g)	8,000,000	8,159,230
3.50%, 10/01/45 to 11/01/45 (b)(g)	20,500,000	21,474,147
4.00%, 10/01/45 (b)(g)	12,000,000	12,786,361
4.50%, 10/01/45 (b)(g)	4,500,000	4,844,063
2.50%, 11/01/45 (b)(g)	500,000	492,070
		168,957,644
U.S. Government Agency Mortgages 19.4%
Fannie Mae
7.00%, 08/01/16 to 04/01/37 (b)	90,394	102,246
6.00%, 12/01/16 to 05/01/41 (b)	1,804,578	2,047,692
5.50%, 02/01/17 to 09/01/38 (b)(h)	2,439,852	2,738,455
5.00%, 02/01/18 to 09/01/39 (b)(h)	3,690,137	4,068,565
4.50%, 03/01/18 to 04/01/41 (b)(h)	2,463,928	2,677,320
4.50%, 05/01/18 to 01/01/44 (b)	14,843,958	16,169,131
4.00%, 06/01/18 to 04/01/45 (b)	26,468,696	28,378,724
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.50%, 10/01/18 to 08/01/45 (b)	37,588,582	39,424,784
5.50%, 12/01/18 to 08/01/41 (b)	4,699,447	5,292,571
6.50%, 05/01/19 to 10/01/39 (b)	1,823,194	2,101,752
5.00%, 07/01/23 to 08/01/41 (b)	5,639,288	6,244,388
4.00%, 04/01/24 to 08/01/44 (b)(h)	2,923,439	3,121,261
8.50%, 05/01/25 (b)	3,463	3,977
3.00%, 12/01/25 to 06/01/45 (b)	33,154,262	34,021,371
2.50%, 10/01/27 to 02/01/43 (b)	9,613,553	9,847,649
2.00%, 02/01/28 to 09/01/28 (b)	235,412	236,396
6.00%, 07/01/35 to 10/01/39 (b)(h)	1,987,455	2,254,060
2.18%, 10/01/35 (a)(b)(h)	211,192	222,280
1.98%, 05/01/38 (a)(b)	220,499	232,882
2.34%, 04/01/40 (a)(b)	64,853	68,970
2.43%, 05/01/40 (a)(b)	52,649	56,216
3.50%, 10/01/40 to 04/01/42 (b)(h)	3,079,411	3,221,852
3.00%, 07/01/43 (b)(h)	1,752,416	1,781,764
2.46%, 09/01/43 (a)(b)	352,476	363,136
2.93%, 11/01/43 (a)(b)	121,832	126,522
Freddie Mac
7.50%, 09/01/16 (b)	241	244
6.50%, 03/01/17 to 09/01/39 (b)	511,319	582,664
6.00%, 04/01/17 to 10/01/38 (b)	1,702,244	1,937,418
4.00%, 04/01/18 to 06/01/45 (b)	14,281,551	15,299,442
5.00%, 06/01/18 to 08/01/39 (b)(h)	2,486,705	2,733,385
5.50%, 11/01/18 to 08/01/40 (b)	3,030,980	3,375,885
4.50%, 05/01/19 to 04/01/44 (b)	8,070,638	8,779,822
5.00%, 10/01/20 to 12/01/43 (b)	5,073,954	5,587,764
4.50%, 07/01/23 to 07/01/39 (b)(h)	988,919	1,069,633
5.50%, 05/01/24 to 02/01/40 (b)(h)	1,228,492	1,360,588
3.00%, 12/01/25 to 08/01/45 (b)	19,913,731	20,412,714
3.50%, 12/01/25 to 09/01/45 (b)	26,026,658	27,215,862
2.50%, 07/01/27 to 07/01/43 (b)	5,914,068	6,046,367
2.00%, 10/01/27 to 04/01/28 (b)	189,638	190,379
6.00%, 09/01/32 to 10/01/37 (b)(h)	586,405	666,244
6.50%, 12/01/33 (b)(h)	215,987	260,195

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.00%, 01/01/43 to 06/01/43 (b)(h)	3,397,599	3,445,785
4.00%, 05/01/44 (b)(h)	2,540,133	2,707,896
Ginnie Mae
5.00%, 11/15/17 to 08/20/45 (b)	7,382,976	8,170,658
6.50%, 05/15/24 to 01/15/35 (b)	153,794	179,057
4.00%, 04/20/26 to 09/20/45 (b)	15,902,305	17,016,124
5.50%, 04/20/26 to 07/20/38 (b)	2,834,792	3,202,276
3.50%, 05/20/26 to 08/20/45 (b)	22,713,636	23,909,314
3.00%, 01/20/27 to 08/20/45 (b)	21,958,950	22,538,191
2.50%, 03/20/27 to 07/20/43 (b)	1,074,234	1,098,127
2.00%, 07/20/28 (b)	19,821	19,727
6.00%, 12/20/31 to 06/15/41 (b)	2,186,148	2,505,044
6.00%, 09/15/32 to 09/20/37 (b)(h)	547,693	619,791
5.50%, 04/15/33 (b)(h)	321,462	367,351
5.00%, 05/15/33 to 07/20/39 (b)(h)	1,094,486	1,218,121
4.50%, 02/20/34 to 02/20/45 (b)	12,291,013	13,352,246
2.50%, 08/20/37 (a)(b)(h)	23,894	24,707
3.00%, 10/20/37 to 07/20/42 (a)(b)	692,062	720,435
1.63%, 08/20/38 (a)(b)	305,340	318,783
4.50%, 03/20/39 (b)(h)	628,420	677,165
1.75%, 03/20/40 (a)(b)	341,162	352,584
2.50%, 01/20/41 to 02/20/44 (a)(b)	672,357	696,160
2.00%, 01/20/43 to 09/20/43 (a)(b)	670,859	693,653
3.50%, 04/20/44 (a)(b)	120,739	125,861
3.50%, 08/20/44 (b)(h)	2,616,540	2,750,160
		367,031,786
Total Mortgage-Backed Securities
(Cost $529,200,509)		535,989,430

Municipal Bonds 0.9% of net assets
Fixed-Rate Obligations 0.9%
Bay Area Toll Authority
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	1,100,000	1,514,854
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	850,000	1,191,776
GO (Build America Bonds) Series 2010
7.95%, 03/01/36 (b)	350,000	419,881
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	900,000	1,297,260
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	250,000	346,628
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39 (h)	100,000	120,337
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	200,000	237,778
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	181,841
Dallas Independent School District
GO (Build America Bonds) Series 2010C
6.45%, 02/15/35 (b)	350,000	411,471
Georgia
GO (Build America Bonds) Series H
4.50%, 11/01/25	1,300,000	1,458,587
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	200,000	240,214
Harvard College
Taxable Bonds Series 2013A
3.62%, 10/01/37	350,000	343,322
Illinois
GO Bonds (Pension Funding) Series 2003
4.95%, 06/01/23	550,000	564,261
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	650,000	609,570
JobsOhio Beverage System
RB (Build America Bonds) Series B
3.99%, 01/01/29	250,000	261,783
Los Angeles USD
GO (Build America Bonds) Series 2010
6.76%, 07/01/34 (h)	200,000	264,164
Metropolitan Government of Nashville & Davidson County
GO (Build America Bonds) Series 2010
5.71%, 07/01/34 (h)	20,000	23,580
Metropolitan Museum of Art
Series 2015
3.40%, 07/01/45	500,000	456,285
Metropolitan Transportation Authority
RB (Build America Bonds) Series E
6.81%, 11/15/40	650,000	859,131
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	150,000	156,951
New York City Municipal Water Finance Authority
Water System RB (Build America Bonds) Series 2009
5.75%, 06/15/41 (h)	200,000	254,124
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	250,000	319,750
New York City Transitional Finance Authority
RB (Qualified School Construction Bonds) Series 2010 G3
5.27%, 05/01/27	500,000	579,690
RB (Build America Bonds) Series 2011A1
5.51%, 08/01/37	200,000	240,950
New York State Dormitory Authority
RB (Build America Bonds) Series 2009 H
5.43%, 03/15/39	500,000	591,120

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Northwestern University
3.69%, 12/01/38	500,000	492,747
Ochsner Clinic Foundation
5.90%, 05/15/45 (b)	500,000	522,616
Port Authority of New York & New Jersey
Consolidated Bonds 174th Series
4.46%, 10/01/62	150,000	145,293
San Diego County Regional Transportation Commission
RB (Build America Bonds) Series 2010A
5.91%, 04/01/48	300,000	381,219
San Francisco City & County Public Utilities Commission
Water System RB (Build America Bonds) Series 2010DE
6.00%, 11/01/40	430,000	522,041
Texas
GO (Build America Bonds) Series 2010A
4.63%, 04/01/33	500,000	558,270
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	750,000	949,447
GO (Build America Bonds) Series 2010A
4.68%, 04/01/40	500,000	567,940
Texas Transportation Commission
RB (Build America Bonds) Series B
5.03%, 04/01/26	500,000	589,870
Total Municipal Bonds
(Cost $17,720,308)		17,674,751

U.S. Government and Government Agencies 39.2% of net assets
U.S. Government Agency Securities 3.0%
Fannie Mae
0.75%, 04/20/17	900,000	901,309
1.13%, 04/27/17	769,000	775,508
2.00%, 05/16/17 (b)(h)	2,500,000	2,525,837
1.00%, 09/27/17	1,900,000	1,909,099
1.00%, 10/16/17 (b)	150,000	150,028
0.88%, 02/08/18	350,000	350,616
0.88%, 05/21/18	1,250,000	1,249,574
1.13%, 05/25/18 (b)	300,000	300,013
1.88%, 02/19/19	1,500,000	1,535,200
1.75%, 06/20/19	1,000,000	1,020,166
1.55%, 10/29/19 (b)	950,000	951,026
1.75%, 11/26/19	2,500,000	2,545,850
1.63%, 01/10/20 (b)	1,500,000	1,500,527
1.63%, 01/21/20	1,300,000	1,314,221
2.25%, 10/17/22 (b)	300,000	300,010
2.63%, 09/06/24	1,750,000	1,794,231
7.13%, 01/15/30 (h)	527,000	790,905
Federal Farm Credit Bank
0.54%, 11/07/16 (b)	500,000	499,785
Federal Home Loan Bank
1.00%, 06/21/17 (h)	5,285,000	5,321,910
1.25%, 06/23/17 (b)	700,000	703,207
1.00%, 08/09/17 (b)	400,000	400,037
0.75%, 08/28/17	620,000	620,717
2.25%, 09/08/17	2,000,000	2,060,186
1.00%, 11/09/17	500,000	500,089
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.00%, 11/17/17 (h)	1,185,000	1,290,369
1.13%, 04/25/18	750,000	755,381
1.88%, 03/08/19	2,000,000	2,046,316
2.13%, 03/10/23	250,000	247,365
2.88%, 06/14/24	375,000	386,586
5.50%, 07/15/36	400,000	529,995
Freddie Mac
0.88%, 10/14/16	300,000	301,332
0.88%, 02/22/17 (h)	1,000,000	1,004,833
1.00%, 09/08/17 (b)	500,000	500,703
1.00%, 09/29/17	2,850,000	2,868,095
0.88%, 03/07/18 (h)	4,190,000	4,194,559
1.20%, 05/18/18 (b)	1,100,000	1,101,445
1.62%, 11/21/19 (b)	400,000	400,796
0.00%, 11/29/19 (i)	700,000	647,481
1.38%, 05/01/20	1,000,000	999,530
2.38%, 01/13/22 (h)	2,851,000	2,937,984
3.00%, 01/18/28 (b)	800,000	786,014
6.75%, 03/15/31 (h)	264,000	386,288
Private Export Funding Corp.
2.30%, 09/15/20	2,000,000	2,038,402
Tennessee Valley Authority
2.88%, 09/15/24	2,000,000	2,044,596
6.75%, 11/01/25	488,000	661,033
		56,149,154
U.S. Treasury Obligations 36.2%
U.S. Treasury Bonds
9.13%, 05/15/18 (h)	2,331,000	2,836,916
8.00%, 11/15/21 (h)	2,149,000	2,949,992
6.00%, 02/15/26 (h)	891,000	1,218,211
6.75%, 08/15/26	1,324,000	1,923,938
6.13%, 11/15/27	2,388,000	3,389,778
5.25%, 11/15/28	2,000,000	2,677,396
5.25%, 02/15/29	2,028,000	2,723,383
6.13%, 08/15/29	3,500,000	5,093,686
6.25%, 05/15/30	3,985,000	5,922,395
5.38%, 02/15/31	2,500,000	3,470,638
4.75%, 02/15/37	1,086,000	1,473,000
4.38%, 02/15/38 (h)	2,500,000	3,215,838
4.50%, 05/15/38	1,000,000	1,308,828
3.50%, 02/15/39 (h)	2,072,000	2,338,055
4.25%, 05/15/39	650,000	819,482
4.50%, 08/15/39	2,850,000	3,719,139
4.38%, 11/15/39 (h)	6,381,000	8,190,486
4.63%, 02/15/40	2,715,000	3,608,881
4.38%, 05/15/40	2,500,000	3,209,310
3.88%, 08/15/40	1,500,000	1,787,061
4.25%, 11/15/40 (h)	2,409,000	3,037,850
4.75%, 02/15/41	2,500,000	3,391,210
4.38%, 05/15/41	1,000,000	1,289,440
3.75%, 08/15/41	1,623,000	1,905,503
3.13%, 02/15/42 (h)	2,940,000	3,095,135
3.00%, 05/15/42	1,493,000	1,532,230
2.75%, 08/15/42	1,899,000	1,852,254
2.75%, 11/15/42	1,920,000	1,869,949
2.88%, 05/15/43	3,399,000	3,389,218
3.63%, 08/15/43	1,633,000	1,880,012
3.75%, 11/15/43	318,000	374,499
3.63%, 02/15/44	3,045,000	3,502,523

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.38%, 05/15/44	3,912,000	4,294,746
3.13%, 08/15/44 (h)	6,000,000	6,281,370
3.00%, 11/15/44 (h)	5,750,000	5,873,234
2.50%, 02/15/45 (h)	8,000,000	7,366,720
3.00%, 05/15/45	5,800,000	5,936,996
2.88%, 08/15/45	4,000,000	3,998,856
U.S. Treasury Notes
0.63%, 10/15/16 (h)	7,004,000	7,021,006
0.38%, 10/31/16	10,000,000	9,999,150
1.00%, 10/31/16	4,000,000	4,026,092
3.13%, 10/31/16	6,000,000	6,175,740
0.63%, 11/15/16 (h)	6,083,000	6,097,654
0.50%, 11/30/16	9,250,000	9,257,770
0.63%, 12/15/16	3,000,000	3,006,855
0.63%, 12/31/16	2,750,000	2,755,819
0.88%, 12/31/16	2,176,000	2,187,191
0.75%, 01/15/17	1,633,000	1,639,432
0.50%, 01/31/17 (h)	17,000,000	17,008,738
0.88%, 01/31/17	2,176,000	2,187,531
0.50%, 02/28/17 (h)	8,500,000	8,501,164
0.88%, 02/28/17 (h)	4,840,000	4,865,778
0.75%, 03/15/17	3,217,000	3,228,436
0.50%, 03/31/17	2,800,000	2,799,908
3.25%, 03/31/17	2,275,000	2,368,578
0.88%, 04/15/17 (h)	4,686,000	4,710,437
0.50%, 04/30/17 (h)	6,900,000	6,895,736
0.88%, 04/30/17	2,786,000	2,800,401
0.88%, 05/15/17	1,500,000	1,507,803
4.50%, 05/15/17	1,500,000	1,595,694
0.63%, 05/31/17	4,249,000	4,252,705
0.63%, 06/30/17	4,000,000	4,002,840
0.75%, 06/30/17	1,510,000	1,514,296
0.88%, 07/15/17	4,500,000	4,521,767
0.50%, 07/31/17	3,000,000	2,994,747
0.63%, 07/31/17	2,000,000	2,000,990
2.38%, 07/31/17	3,000,000	3,097,362
0.88%, 08/15/17	2,500,000	2,511,930
0.63%, 08/31/17 (h)	8,360,000	8,360,652
1.88%, 08/31/17 (h)	3,337,600	3,416,000
1.00%, 09/15/17 (h)	6,750,000	6,798,647
0.63%, 09/30/17	2,000,000	1,999,270
1.88%, 09/30/17 (h)	2,012,000	2,060,886
0.88%, 10/15/17	4,000,000	4,017,240
0.75%, 10/31/17 (h)	7,601,000	7,613,276
1.88%, 10/31/17 (h)	1,745,000	1,788,033
0.88%, 11/15/17	800,000	802,979
0.63%, 11/30/17	4,000,000	3,993,308
1.00%, 12/15/17 (h)	9,750,000	9,812,020
0.75%, 12/31/17	2,747,000	2,748,467
0.88%, 01/31/18	4,000,000	4,011,172
1.00%, 02/15/18	2,750,000	2,765,164
0.75%, 02/28/18	4,066,000	4,063,540
1.00%, 03/15/18 (h)	5,500,000	5,529,397
2.88%, 03/31/18 (h)	1,991,000	2,093,467
0.63%, 04/30/18 (h)	4,957,000	4,932,473
2.63%, 04/30/18 (h)	3,107,000	3,249,304
1.00%, 05/15/18	1,750,000	1,757,257
1.00%, 05/31/18	3,000,000	3,011,466
2.38%, 05/31/18	2,000,000	2,081,094
1.13%, 06/15/18	5,000,000	5,034,865
1.38%, 06/30/18 (h)	6,619,000	6,709,237
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.38%, 06/30/18	2,500,000	2,602,018
0.88%, 07/15/18	4,500,000	4,500,293
1.38%, 07/31/18	3,000,000	3,040,743
1.00%, 08/15/18	5,000,000	5,013,930
1.50%, 08/31/18	6,088,000	6,192,360
1.00%, 09/15/18	4,000,000	4,009,636
1.38%, 09/30/18	4,191,000	4,246,007
1.25%, 10/31/18	3,329,000	3,358,129
1.25%, 11/30/18	1,633,000	1,646,268
1.50%, 12/31/18	2,176,000	2,210,000
1.25%, 01/31/19	2,122,000	2,136,408
1.50%, 01/31/19	2,176,000	2,209,080
1.38%, 02/28/19	1,604,000	1,620,718
1.50%, 02/28/19	1,337,000	1,356,629
1.50%, 03/31/19	2,500,000	2,536,248
1.63%, 03/31/19	4,020,000	4,094,406
1.25%, 04/30/19	1,823,000	1,833,041
1.63%, 04/30/19	1,520,000	1,547,965
3.13%, 05/15/19	1,000,000	1,071,191
1.13%, 05/31/19	1,520,000	1,520,406
1.50%, 05/31/19	2,913,000	2,952,390
1.00%, 06/30/19	1,000,000	995,228
1.63%, 06/30/19	3,040,000	3,094,209
0.88%, 07/31/19 (h)	4,201,000	4,155,024
1.63%, 07/31/19	1,700,000	1,729,441
1.00%, 08/31/19	700,000	695,110
1.63%, 08/31/19 (h)	7,250,000	7,375,084
1.75%, 09/30/19 (h)	7,425,000	7,583,553
1.25%, 10/31/19	1,000,000	1,001,628
1.50%, 10/31/19	3,250,000	3,286,329
3.38%, 11/15/19 (h)	3,110,700	3,379,200
1.00%, 11/30/19	1,483,000	1,468,401
1.50%, 11/30/19 (h)	8,175,000	8,262,554
1.63%, 12/31/19 (h)	9,250,000	9,390,073
1.25%, 01/31/20 (h)	6,000,000	5,994,456
1.38%, 01/31/20 (h)	2,832,000	2,843,875
1.38%, 02/29/20 (h)	6,500,000	6,530,641
1.13%, 03/31/20	2,384,000	2,365,281
1.38%, 03/31/20	4,250,000	4,263,502
3.50%, 05/15/20	4,000,000	4,386,120
1.50%, 05/31/20	4,000,000	4,035,392
1.63%, 06/30/20 (h)	5,000,000	5,063,800
1.88%, 06/30/20	5,346,000	5,473,106
1.63%, 07/31/20	4,450,000	4,504,958
2.63%, 08/15/20 (h)	4,776,000	5,055,253
1.38%, 08/31/20	7,000,000	7,009,205
2.13%, 08/31/20	4,500,000	4,657,383
2.00%, 09/30/20	2,500,000	2,572,590
1.75%, 10/31/20	2,000,000	2,031,562
2.63%, 11/15/20 (h)	2,608,000	2,758,197
2.00%, 11/30/20	1,500,000	1,540,938
2.38%, 12/31/20	4,091,000	4,277,570
2.13%, 01/31/21	1,500,000	1,548,174
3.63%, 02/15/21 (h)	3,003,000	3,332,606
2.00%, 02/28/21	1,965,000	2,014,828
2.25%, 03/31/21	1,576,000	1,636,454
2.25%, 04/30/21	2,786,000	2,891,854
3.13%, 05/15/21	2,000,000	2,169,140
2.00%, 05/31/21	2,534,000	2,594,907
2.13%, 06/30/21	1,512,000	1,557,960
2.25%, 07/31/21	3,000,000	3,111,621

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.13%, 08/15/21	2,171,900	2,235,925
2.00%, 08/31/21	3,000,000	3,067,167
2.13%, 09/30/21	2,750,000	2,829,940
2.00%, 10/31/21	3,000,000	3,062,793
2.00%, 11/15/21 (h)	4,800,000	4,899,283
1.88%, 11/30/21 (h)	12,500,000	12,663,650
1.50%, 01/31/22 (h)	6,300,000	6,230,561
1.75%, 02/28/22	3,000,000	3,010,137
1.75%, 03/31/22 (h)	8,300,000	8,321,937
1.75%, 04/30/22	3,000,000	3,006,132
1.88%, 05/31/22	2,000,000	2,018,828
2.13%, 06/30/22	5,000,000	5,131,120
2.00%, 07/31/22	5,000,000	5,086,555
1.63%, 08/15/22	5,861,000	5,812,576
1.88%, 08/31/22	4,000,000	4,034,480
1.63%, 11/15/22	2,177,000	2,156,336
2.00%, 02/15/23	1,594,000	1,615,430
1.75%, 05/15/23	1,500,000	1,487,598
2.50%, 08/15/23	2,176,000	2,274,982
2.75%, 11/15/23	2,046,000	2,178,830
2.75%, 02/15/24	2,119,000	2,252,569
2.50%, 05/15/24	3,890,000	4,052,894
2.38%, 08/15/24	3,000,000	3,090,528
2.25%, 11/15/24 (h)	8,500,000	8,660,922
2.00%, 02/15/25 (h)	7,700,000	7,671,325
2.13%, 05/15/25 (h)	9,712,400	9,772,724
2.00%, 08/15/25	4,500,000	4,477,032
		686,368,249
Total U.S. Government and Government Agencies
(Cost $733,732,316)		742,517,403
Security	Number of Shares	Value ($)
Other Investment Company 0.3% of net assets
Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	5,025,255	5,025,255
Total Other Investment Company
(Cost $5,025,255)		5,025,255
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 9.2% of net assets
U.S. Government Agency Securities 9.2%
Fannie Mae
0.07%, 10/01/15 (f)(h)	50,000,000	50,000,000
0.14%, 10/05/15 (f)	2,700,000	2,699,995
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Federal Home Loan Bank
0.05%, 10/02/15 (f)	22,000,000	21,999,978
0.06%, 10/05/15 (f)	1,900,000	1,899,996
0.10%, 10/07/15 (f)	1,000,000	999,997
0.04%, 11/02/15 (f)	30,000,000	29,998,530
Freddie Mac
0.04%, 10/05/15 (f)(h)	60,000,000	59,999,880
0.05%, 10/05/15 (f)(h)	3,000,000	2,999,994
0.05%, 10/05/15 (f)(h)	3,500,000	3,499,993
0.13%, 10/06/15 (f)	1,400,000	1,399,995
Total Short-Term Investments
(Cost $175,498,486)		175,498,358

End of Investments.

At 09/30/15, the tax basis cost of the fund's investments was $2,057,286,228 and the unrealized appreciation and depreciation were $20,427,865 and ($12,257,648), respectively, with a net unrealized appreciation $8,170,217.
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $13,686,887 or 0.7% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	The rate shown is the purchase yield.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	All or a portion of this security is held as collateral for delayed-delivery securities.
(i)	Zero Coupon Bond.

GO –	General obligation
RB –	Revenue bond
USD –	Unified school district

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset-Backed Obligations	$—	$10,776,337	$—	$10,776,337
Commercial Mortgage-Backed Securities	—	36,100,993	—	36,100,993
Corporate Bonds[1]	—	451,412,745	—	451,412,745
Foreign Government Securities[1]	—	90,461,173	—	90,461,173
Mortgage-Backed Securities[1]	—	535,989,430	—	535,989,430
Municipal Bonds[1]	—	17,674,751	—	17,674,751
U.S. Government and Government Agencies[1]	—	742,517,403	—	742,517,403
Other Investment Company[1]	5,025,255	—	—	5,025,255
Short-Term Investments[1]	—	175,498,358	—	175,498,358
Total	$5,025,255	$2,060,431,190	$—	$2,065,456,445
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2015.

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•  Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings (continued)
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG88394SEP15

Item 2. Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	November 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	November 17, 2015

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	November 13, 2015